UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

600 Lexington Ave, 20th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th Floor	1250 Connecticut Avenue, N.W.
New York, NY 10022	Suite 500
Washington, DC 20036

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2017

Date of reporting period: November 30, 2017

Explanatory Note: This Form N-CSR/A is filed in order to amend the Registrant’s Annual Report for Global X FinTech ETF, Global X Internet of Things ETF, Global X Robotics & Artificial Intelligence ETF, Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF, Global X Millennials Thematic ETF, Global X U.S. Infrastructure Development ETF, Global X Conscious Companies ETF, Global X Founder-Run Companies ETF, and Global X Iconic U.S. Brands ETF dated November 30, 2017, and filed on February 8, 2018 (the “Report”). The Report is amended solely to correct the date of the Report of Independent Registered Public Accounting Firm included within.

Other than the aforementioned revision, no other information or disclosures contained in the Report are amended by this Form N-CSR/A.

Item 1.	Reports to Stockholders.

Global X MLP ETF (ticker: MLPA)

Annual Report

November 30, 2017

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
GLOBAL X MLP ETF

Global X MLP ETF

The Global X MLP ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP Infrastructure Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is intended to give investors a means of tracking the performance of the energy infrastructure master limited partnership (“MLP”) asset class in the United States, which includes MLPs engaged in transportation, storage, and processing of natural resources.

For the 12-month period ended November 30, 2017 (the “Reporting Period”), the Fund decreased -9.85%, while the Underlying Index decreased -10.83%. The Fund had a net asset value of $11.24 per share on November 30, 2016 and ended the Reporting Period with a net asset value of $9.42 on November 30, 2017.

During the Reporting Period, the highest returns came from ONEOK Partners and MPLX, which returned 26.25% and 16.22%, respectively. The worst performers were Plains All American Pipeline and Enbridge Energy Partners, which returned -36.43% and -34.82%, respectively.

The Fund seeks to provide tax efficient exposure to midstream MLPs, the general partners of midstream MLPs, and energy infrastructure corporations. Midstream MLPs operate toll road-like business models where they are compensated based on the volumes of natural gas or crude oil that they transport, store, or process. During the Reporting Period under review, oil prices remained low, hovering around $50/barrel, which weighed on MLP performance. Lower near-term growth expectations also affected MLP performance. While oil output fell across the world, U.S. oil production rebounded as drilling costs declined. But cuts in capital expenditures by exploration & production companies towards the end of the Reporting Period raised concerns about a potential future production slowdown, contributing to a selloff in MLP units. In addition, distribution cuts and reductions in distribution growth forecasts by some MLPs also negatively impacted performance. Despite these woes, midstream MLPs fared better than the broader energy sector due to generally less oil price sensitivity. MLPs benefited from higher storage and transportation volumes. To cope with oil price weakness, many MLPs sought to reduce debt levels to reduce their cost of capital. In addition, some MLPs pursued other alternatives that would reduce their cost of capital, such as simplifications in the business structure and waivers or cancellations of Incentive Distribution Right structures.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2017
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset		Net Asset		Net Asset		Net Asset
	Value	Market Price	Value	Market Price	Value	Market Price	Value	Market Price
Global X MLP ETF	-9.85%	-9.77%	-10.51%	-10.53%	-2.34%	-2.43%	-1.44%	-1.45%
Hybrid Solactive MLP Infrastructure
Index/Solactive MLP Composite Index**	-10.83%	-10.83%	-13.17%	-13.17%	-1.69%	-1.69%	-0.40%	-0.40%
Solactive MLP Composite Index	-5.93%	-5.93%	-0.88%	-0.88%	-0.53%	-0.53%	-0.19%	-0.19%
S&P 500 Index	22.87%	22.87%	10.91%	10.91%	15.74%	15.74%	14.63%	14.63%

1

Management Discussion of Fund Performance (unaudited)
GLOBAL X MLP ETF

Growth of a $10,000 Investment

(at Net Asset Value)

*The Fund commenced investment operations on April 18, 2012.

**Reflects performance of Solactive MLP Composite Index through March 31, 2015 and Solactive MLP Infrastructure Index thereafter.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. See definition of comparative indices above and on previous page.

2

Schedule of Investments	November 30, 2017

Global X MLP ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.9%
UNITED STATES— 99.9%
Oil & Gas — 99.9%
Andeavor Logistics	729,450	$32,650,182
Antero Midstream Partners	753,199	20,750,632
Buckeye Partners	685,180	31,470,317
DCP Midstream Partners	785,881	27,615,858
Enbridge Energy Partners	1,870,725	27,349,999
Energy Transfer Partners	3,695,160	61,376,608
EnLink Midstream Partners	1,424,718	22,781,241
Enterprise Products Partners	2,806,644	69,127,642
Equities Midstream Partners	476,759	32,715,203
Genesis Energy	933,040	20,032,369
Magellan Midstream Partners	838,363	56,170,321
MPLX	1,387,943	49,771,636
NuStar Energy	772,895	22,460,329
Phillips 66 Partners	456,151	21,375,236
Plains All American Pipeline	1,710,093	33,346,813
Shell Midstream Partners	856,372	23,164,863
Spectra Energy Partners	642,003	26,270,763
Tallgrass Energy Partners	404,159	17,750,663
TC PipeLines	457,940	23,267,931
Western Gas Partners	662,930	29,712,523
Williams Partners	1,169,441	42,918,485

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $697,943,832)		692,079,614

TOTAL INVESTMENTS — 99.9%
(Cost $697,943,832)		$692,079,614

Percentages are based on Net Assets of $692,953,862.

As of November 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

3

Statement of Assets and Liabilities
November 30, 2017

Global X MLP ETF
Assets:
Cost of Investments	$697,943,832
Investments, at Value	$692,079,614
Cash	779,584
Receivable for Investment Securities Sold	21,933,603
Receivable for Capital Shares Sold	7,040,884
Prepaid Expenses	9,769
Total Assets	721,843,454
Liabilities:
Payable for Investment Securities Purchased	28,539,413
Foreign Currency Overdraft	60,259
Franchise Tax Payable	39,589
Other Accrued Expenses	250,331
Total Liabilities	28,889,592
Net Assets	$692,953,862
Net Assets Consist of:
Paid-in Capital	$772,086,845
Distributions in Excess of Net Investment Income, Net of Taxes	(10,849,389)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions, Net of Taxes	(62,403,842)
Net Unrealized Depreciation on Investments, Net of Taxes	(5,879,752)
$692,953,862
Net Assets
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	73,600,000
Net Asset Value, Offering and Redemption Price Per Share	$9.42

The accompanying notes are an integral part of the financial statements.

4

Statement of Operations
For the year ended November 30, 2017

Global X MLP ETF
Investment Income:
Distributions From Master Limited Partnership	$40,698,000
Less: Return of Capital Distributions	(40,698,000)
Interest Income	2,431
Total Investment Income	2,431
Supervision and Administration Fees(1)	2,472,703
Franchise Tax Expense	39,317
Custodian Fees	20,213
Total Expenses	2,532,233
Net Expenses	2,532,233
Net Investment Loss, Before Taxes	(2,529,802)
Tax Benefit/(Expense), Net of Valuation Allowance	620,250
Net Investment Loss, Net of Taxes	(1,909,552)
Net Realized Gain (Loss) on:
Investments	(9,578,254)
Tax Benefit/(Expense), Net of Valuation Allowance	12,232,250
Net Realized Gain on Investments	2,653,996
Net Change in Unrealized Depreciation on:
Investments	(60,393,401)
Tax Benefit/(Expense), Net of Valuation Allowance	(12,852,500)
Net Change in Unrealized Depreciation on Investments	(73,245,901)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(70,591,905)
Net Decrease in Net Assets Resulting from Operations	$(72,501,457)

(1)	The Supervision and Administration fees include fees paid by the Fund for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

5

Statements of Changes in Net Assets

	Global X MLP ETF
	Year Ended	Year Ended
	November 30,	November 30,
	2017	2016
Operations:
Net Investment Loss, Net of Taxes	$(1,909,552)	$(1,905,781)
Net Realized Gain (Loss) on Investments, Net of Taxes	2,653,996	(50,855,744)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	(73,245,901)	93,706,347
Net Increase (Decrease) in Net Assets Resulting from Operations	(72,501,457)	40,944,822
Dividends and Distributions:
Net Investment Income	(434,399)	(429,219)
Return of Capital	(41,617,826)	(21,600,606)
Total Dividends and Distributions	(42,052,225)	(22,029,825)
Capital Share Transactions:
Issued	469,721,783	213,606,280
Redeemed	(35,779,807)	(41,082,576)
Increase in Net Assets from Capital Share Transactions	433,941,976	172,523,704
Total Increase (Decrease) in Net Assets	319,388,294	191,438,701
Net Assets:
Beginning of Year	373,565,568	182,126,867
End of Year	$692,953,862	$373,565,568
Distributions in Excess of Net Investment Income, Net of Taxes	$(10,849,389)	$(8,505,438)

Share Transactions:
Issued	43,800,000	20,400,000
Redeemed	(3,450,000)	(4,400,000)
Net Increase in Shares Outstanding from Share Transactions	40,350,000	16,000,000

The accompanying notes are an integral part of the financial statements.

6

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year

											Ratio of			Ratio of Investment Income/(Loss) to
											Expenses to Average Net Assets			Average Net Assets
			Net Realized
			and
			Unrealized							Net
	Net Asset		Gain (Loss)		Distribution			Net Asset		Assets	Before Net
	Value,	Net	on	Total from	from Net		Total from	Value, End	Total	End of	Deferred		Total	Before Net		Net	Portfolio
	Beginning	Investment	Investments	Operations	Investment	Return of	Distributions	of Period	Return	Period	Tax Expense	Net Tax	Expenses	Tax	Net Tax	Investment	Turnover
	of Period ($)	Loss ($)*	($)	($)	Income ($)	Capital ($)	($)	($)	(%)**	($)(000)	(%)	Expense (%)	(%)	Benefit (%)	Benefit (%)	Loss (%)	(%)†
Global X MLP ETF
2017	11.24	(0.05)	(0.98)	(1.03)	(0.00)	(0.79)	(0.79)	9.42	(9.85)	692,954	0.46	(0.11)	0.35	(0.46)	—	(0.46)	35.11
2016	10.56	(0.07)	1.58	1.51	(0.02)	(0.81)	(0.83)	11.24	15.34	373,566	0.47	0.03	0.50	(0.47)	(0.23)	(0.70)	37.20
2015	16.45	(0.09)	(4.83)	(4.92)	—	(0.97)	(0.97)	10.56	(31.08)	182,127	0.45	(4.81)	(4.36)	(0.44)	(0.18)	(0.62)	47.44
2014	16.11	(0.05)	1.32	1.27	(0.60)	(0.33)	(0.93)	16.45	7.95	142,279	0.47	3.52	3.99	(0.47)	0.17	(0.30)	30.65
2013	14.85	(0.05)	2.22	2.17	(0.26)	(0.65)	(0.91)	16.11	14.85	66,852	0.47	7.20	7.67	(0.47)	0.18	(0.29)	14.15

*	Per share data calculated using average shares method.
**	Total Return is based on the change in net asset value of a share during the year/period and assumes reinvestment of dividends and distributions at net asset value. Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7

Notes to Financial Statements
November 30, 2017

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2017, the Trust had ninety-six portfolios, fifty-two of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF (“MLP”) (the “Fund”). The Fund has elected non-diversification status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the Reporting Period. Actual results could differ from those estimates, and could have a material impact on the Fund.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Fund from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

MLPs – The Fund invests in MLPs in addition to other exchange-traded securities. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

8

Notes to Financial Statements (continued)
November 30, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent, third- party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government- imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2017, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

9

Notes to Financial Statements (continued)
November 30, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments and fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended November 30, 2017, there have been no significant changes to the Fund’s fair valuation methodology.

FEDERAL INCOME TAXES – The Fund is taxed as a regular C-corporation for federal income tax purposes. For the Reporting Period, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent federal alternative minimum tax on their federal alternative taxable income to the extent that their alternative minimum tax liability exceeds their regular federal income tax liability. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity-level income taxes. Under current law, the Fund is not eligible to elect treatment as regulated investment companies due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. The Fund expects that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of their investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liabilities as new information becomes available. The Fund will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. For the year ended November 30, 2017, the Fund did not incur any interest or penalties.

10

Notes to Financial Statements (continued)
November 30, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES (continued)

Since the Fund will be subject to taxation on their taxable income, the NAV of the Fund shares will also be reduced by the accrual of any current and deferred tax liabilities.

The Fund’s income tax expense/(benefit) consists of the following:

For the year ended November 30, 2017:

	Current	Deferred	Total
	MLP	MLP	MLP
Federal	$-	$(25,317,372)	$(25,317,372)
State	-	(1,495,644)	(1,495,644)
Valuation allowance	-	26,813,016	26,813,016
Total tax expense (benefit)	$-	$-	$-

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

For the year ended November 30, 2017:

MLP
Deferred tax assets:
Net unrealized loss on investment securities	$16,452,994
Net operating loss carryforward	5,445,711
Capital loss carryforward	5,373,877
Other	75,574
Less Valuation Allowance	(27,348,156)

Net Deferred Tax Asset	$-

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. Net operating losses that may be generated by the Fund are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years.

11

Notes to Financial Statements (continued)
November 30, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES (continued)

The Fund has estimated net operating loss carryforwards for federal tax income purposes as follows:

	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2016	$3,371,920	11/30/2036
	11/30/2017	11,326,356	11/30/2037

The Fund has estimated capital loss carryforwards for federal tax income purposes as follows:

	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2016	$14,504,391	11/30/2021

Based upon the Fund’s assessment, it has been determined that it is not more likely than not that a portion of the Fund’s deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for a portion of the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax expense/(benefit) (current and deferred) during the Reporting Period differs from the amount computed by applying the federal statutory income tax rate of 35% for the Global X MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

For the year ended November 30, 2017:

	MLP
Income tax (benefit) at statutory rate	$(25,375,510)	-35.00%
State income taxes (net of federal benefit)	(1,486,280)	-2.05%
Permanent differences, net	(19,202)	-0.03%
Change in estimated state rate	(1,239)	0.00%
Other adjustments	69,215	0.10%
Change in valuation allowance	26,813,016	36.98%
	$-	0.00%

12

Notes to Financial Statements (continued)
November 30, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES (continued)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No U.S. federal or state income tax returns are currently under examination. The tax years ended November 30, 2016, 2015, and 2014 remain subject to examination by tax authorities in the U.S. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund has accrued a state franchise tax liability for the year ended November 30, 2017. State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund’s investments, the Fund may be required to file franchise state returns in several states.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

		Aggregated	Aggregated
		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Global X Funds	Cost	Appreciation	Depreciation	Appreciation
Global X MLP ETF	$736,487,155	$18,835,095	$(63,242,636)	$(44,407,541)

The difference between cost amounts for financial statement purposes and tax purposes is due primarily to the recognition of partnership adjustments, differing cost relief methodologies, and wash sales adjustments from the Fund’s investments in MLPs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Fund intends to declare and make quarterly distributions; however, the Board may determine to make distributions at its own discretion. Distributions from net investment income are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The Fund also expects that a portion of the distributions it receives from MLPs may be treated as a tax deferred return of capital, thus reducing the Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the shareholder’s tax basis in the shareholder’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

13

Notes to Financial Statements (continued)
November 30, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

For the year ended November 30, 2017, the Fund made the following tax basis distributions from MLP distributions received:

MLP
Net investment income	$(434,399)
Return of capital	(41,617,826)
Total	$(42,052,225)

CREATION UNITS –The Fund issues and redeems the shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

			Value at
	Creation		November	Redemption
	Unit Shares	Creation Fee	30, 2017	Fee
Global X MLP ETF*	50,000	$250	$471,000	$250

*On March 30, 2017, Global X MLP ETF changed its creation/ redemption fee from $500, to $250, respectively.

CASH OVERDRAFT CHARGES – Per the terms of the agreement with BBH, if the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services, if any, (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure, respectively. For its service to the Fund, under the Supervision and Administration Agreement, the Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Fund bears other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Fund, such as taxes, brokerage fees, commissions, acquired fund fees, other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses). The following table discloses supervision and administration fees pursuant to the agreement:

14

Notes to Financial Statements (continued)
November 30, 2017

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (concluded)

Supervision and
Administration Fee
Global X MLP ETF	0.45%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Fund. As sub- administrator, SEIGFS provides the Fund with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, the SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

Cohen & Company, Ltd. (“Cohen”) prepares Federal Form 1120 and state tax returns for the Fund. In addition, among other things, Cohen has been engaged to assist the Fund in the calculation of the current and deferred tax provisions for financial statement purposes for the Fund’s year ended November 30, 2017.

SEI Investments Distribution Co. (“SIDCO”) serves as the Fund’s underwriter and distributor of Creation Units pursuant to a Distribution Agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as custodian of the Fund’s assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties, and (4) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. BBH also serves as the Fund’s transfer agent. As transfer agent, BBH has agreed to (1) issue and redeem shares of the Fund, (2) make dividend and other distributions to shareholders of the Fund, (3) respond to correspondence by shareholders and others relating to its duties, (4) maintain shareholder accounts, and (5) make periodic reports to the Fund. As compensation for these services, BBH receives certain out-of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2017, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP ETF	$195,483,716	$275,812,254

15

Notes to Financial Statements (continued)
November 30, 2017

4. INVESTMENT TRANSACTIONS (concluded)

For the year or period ended November 30, 2016 and November 30 2017, in-kind transactions associated with creations and redemptions were, respectively:

		Sales and	Realized
2016	Purchases	Maturities	Gain/(Loss)
Global X MLP ETF	$213,710,271	$-	$-

		Sales and	Realized
2017	Purchases	Maturities	Gain/(Loss)
Global X MLP ETF	$469,517,457	$-	$-

For the year ended November 30, 2017, there were no purchases or sales of long term U.S. Government securities for the Fund.

5. CONCENTRATION OF RISKS

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in their underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not its underlying index). A more complete description of risks is included in the Fund’s prospectus and SAI.

Under normal circumstances, the Fund invests at least 80% of its total assets in securities of its Underlying Index, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

16

Notes to Financial Statements (continued)
November 30, 2017

5. CONCENTRATION OF RISKS (concluded)

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

Natural Resource - MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

6. LOANS OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2017, the Fund had no securities on loan.

7. CONTRACTUAL OBLIGATIONS

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior gains or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

17

Notes to Financial Statements (concluded)
November 30, 2017

8. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

9. SUBSEQUENT EVENTS

The Fund has been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, please note the additional disclosure:

On November 1, 2017, the Trust entered into an agreement with BBH in which BBH will serve as the new securities lending agent for the Trust and each of its series. The agreement was implemented beginning January 1, 2018.

Tax Cuts and Jobs Act of 2017

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (“the Act”) was signed into law. The Act reduces the statutory income tax rate applicable to corporations from 35 percent to 21 percent. Additionally, the Act makes changes regarding the use of net operating losses, repeals the corporate alternative minimum tax, restricts corporate deductibility of interest expense, and makes significant changes to the U.S. international tax rules. These changes may affect the Fund’s estimates of the current income tax expense and the deferred tax asset and liability balances used in the calculation of their NAVs. Additionally, these and other changes in the Act may affect the business operations of the underlying MLPs in which the Fund invests in, thereby affecting the future amount of taxable income or loss allocated from the MLPs to the Fund.

As the Act was signed into law subsequent to the November 30, 2017 year-end of the Fund, the impact of the Act is not reflected in the amounts recorded in these financial statements.

As disclosed in Note 2, the Fund had a net deferred tax asset at November 30, 2017 which was fully offset by a valuation allowance. As a result of the 100% valuation allowance, the Fund has assessed that the reduction in the corporate tax rate had no impact on the Fund’s net asset values.

The Fund is continuing to assess the effects of the Act on the deferred tax asset and liability balances and valuation allowances and continually assess the recoverability of their deferred tax assets based upon the weight of available evidence. The Fund may also modify their estimates and assumptions regarding these balances as their evaluation of the Act continues and as new information regarding the Act or other matters becomes available. Any changes in the Fund’s estimates or assumptions regarding these amounts could result in future increases or decreases in the Fund’s NAV.

18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Global X MLP ETF

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global X MLP ETF (one the funds constituting part of the series of Global X Funds, hereafter referred to as the "Fund") as of November 30, 2017, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

The financial statements, as of and for the year ended November 30, 2015 and the financial highlights for each of the years ended on or prior to November 30, 2015 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated January 29, 2016 expressed an unqualified opinion on those financial statements and financial highlights.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 26, 2018

19

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (June 1, 2017 to November 30, 2017).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	6/1/2017	11/30/2017	Ratios(2)	Period(1)
Global X MLP ETF
Actual Fund Return	$1,000.00	$894.20	0 .47%	$2.21
Hypothetical 5% Return	1,000.00	1,022.73	0 .47	2.36

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)
(2)	During the year ended November 30, 2017 the Fund had a tax benefit. During periods/years when the Fund had a tax expense, expenses could be higher.

20

Approval Of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of the fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At an in person quarterly Board meeting held on November 14, 2017, called for such purpose, the Board of Trustees (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for the Global X MLP Fund (the “Renewal Fund”) and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of the Renewal Fund, and Global X Management Company LLC ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the continuation of the Renewal Agreements for the Renewal Fund, the Board considered a variety of factors, including the factors discussed at greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to the Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Fund and the composition of the Renewal Fund’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Fund, (iv) select broker- dealers to execute portfolio transactions for the Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Fund, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies,

21

Approval Of Investment Advisory Agreement (unaudited)

and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Fund by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to the Renewal Fund; and

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to the Renewal Fund; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Fund by Global X Management.

Performance

The Board considered the performance of the Renewal Fund. They examined the performance of the Renewal Fund for the one-year, three-year, five-year and since-inception periods. Also, the Board considered the total return and investments performance of the Renewal Fund relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Renewal Fund, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the comparator funds. The Board also considered the Renewal Fund’s tracking against its underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Fund did not adversely affect the Boards approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to the Renewal Fund. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or expected to be borne by the Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Fund require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Fund).

22

Approval Of Investment Advisory Agreement (unaudited)

In addition, the Board considered the current and expected profitability to Global X Management from all services provided or expected to be provided to the Renewal Fund and all aspects of Global X Management’s relationship with the Renewal Fund. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Fund and discussed with the Board its current and expected profitability with respect to the Renewal Fund.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Fund to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Fund’s shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds. The Board considered the Adviser’s detailed explanation of the fee structures of any Renewal Fund that was above the average and median for their peer groups;

•	the structure of the unified Management Fee (which includes as one component the investment advisory fee for the Renewal Fund) and the current total expense ratios for the Renewal Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Fund and that the proposed Management Fee for the Renewal Fund was set at a competitive fee to make the Renewal Fund viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Fund, including the costs of various third-party services required by the Renewal Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Fund grow and whether the unitary Management Fee for the Renewal Fund reflected these economies of scale;

23

Approval Of Investment Advisory Agreement (unaudited)

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Fund in order to seek to assure that the Renewal Fund are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Fund and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Fund appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the categories discussed above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of the Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

24

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below their NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.GlobalXFunds.com.

25

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (consulting firm) (since 2007)	52[3]	None
Scott R. Chichester[1] 600 Lexington Avenue, 20th Floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, AdeptPros Inc. (app development, training and consulting) (since 2012); Founder, Madison Park Advisors LLC (advisory services) (since 2011); CFO, Sterling Seal & Supply Inc. (since 2011); President & Treasurer, Bayview Acquisition Corp (2010-2012); Founder and President, DirectPay USA LLC (payroll company) (since 2006); Proprietor, Scott R. Chichester CPA (CPA firm) (since 2001)	52[3]	Director of AdeptPros Inc. (since 2015); Director of Sterling Seal & Supply Inc. (since 2011); Director of Bayview Acquisition Corp. (since 2010); Trustee of ARK ETF Trust (since 2014)
Kartik Kiran Shah 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Trustee (since 2008)	Chief Business Officer, Oxeia Biopharmaceuticals, Inc. (since 2014); Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (non-financial services) (2011-2012)	52[3]	Director of Oxeia Biopharmaceuticals, Inc. (since 2014)

26

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of November 30, 2017:

Number of Funds
		Principal Occupation(s)	in Trust	Other
Name, Address	Position(s) Held	During	Overseen by	Directorships Held
(Year of Birth)	with Funds	the Past 5 Years	Trustee	by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 600 Lexington Avenue, 20th Floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer, Global X Management Company (“GXMC”) (since 2008); Chief Compliance Officer, GXMC (2008-2013)	52[3]	None
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2015)	Chief Financial Officer, GXMC (since 9/2015) and Chief Operating Officer (since 2/2014); Investment Banker, Jefferies (2012-2014); Regional Product Specialist, Morgan Stanley (2005 - 2012)	N/A	N/A
Daphne Tippens Chisolm 600 Lexington Avenue, 20th Floor New York, NY 10022 (1969)	Secretary (since 2012)	General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014 and 2/2015-9/2016)	N/A	N/A
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015)	N/A	N/A

27

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011- 2012); Associate of Drinker Biddle & Reath LLP (2006-2011)	N/A
Eric Kleinschmidt [4] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016)	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present)	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his successor is duly elected or appointed and qualified.

[3]	As of November 30, 2017, the Trust had ninety-six investment portfolios, fifty-two of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

28

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

GLX-AR-005-0600

Global X MLP & Energy Infrastructure ETF (ticker: MLPX)

Global X SuperDividend® Alternatives ETF (ticker: ALTY)

Global X U.S. Preferred ETF (ticker: PFFD)

Annual Report

November 30, 2017

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X MLP & Energy Infrastructure ETF

Global X MLP & Energy Infrastructure ETF

The Global X MLP & Energy Infrastructure ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP & Energy Infrastructure Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of midstream master limited partnerships (“MLPs”) and energy infrastructure corporations. Midstream energy infrastructure MLPs and corporations principally own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products.

For the 12-month period ended November 30, 2017 (the “Reporting Period”), the Fund decreased -8.71%, while the Underlying Index decreased -8.06%. The Fund had a net asset value of $14.82 per share on November 30, 2016 and ended the Reporting Period with a net asset value of $12.80 on November 30, 2017.

During the Reporting Period, the highest returns came from Cheniere Energy Partners and ONEOK Partners, which returned 29.35% and 26.25%, respectively. The worst performers were Enbridge Energy Management and Plains GP Holdings, which returned -40.71% and -37.20%, respectively.

The Fund seeks to provide tax efficient exposure to midstream MLPs, the general partners of midstream MLPs, and energy infrastructure corporations. During the Reporting Period under review, general partners, energy infrastructure corporations, and MLPs struggled as they were forced to cope with the effects of a low oil price environment. Lower oil prices forced certain U.S. energy producers to scale back on their production in the second half of the year, hurting midstream transport oriented businesses. During the Reporting Period, the general partners of some MLPs elected to cut their distributions and use the additional cash flow to reduce debt and fund organic growth opportunities. In addition, general partners faced pressure to engage in Incentive Distribution Right (“IDR”) buyouts with their limited partners in order to alleviate cash flow concerns and lower the limited partner’s cost of capital. These IDR buyouts made investors rethink the total return potential of general partners, weighing on their performance.

	AVERAGE ANNUAL TOTAL RETURN
	FOR THE YEAR ENDED NOVEMBER 30, 2017
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MLP & Energy Infrastructure ETF	-8.71%	-8.83%	-8.08%	-8.06%	0.09%	0.18%
Solactive MLP & Energy Infrastructure Index	-8.06%	-8.06%	-7.37%	-7.37%	0.76%	0.76%
S&P 500 Index	22.87%	22.87%	10.91%	10.91%	13.20%	13.20%

1

Management Discussion of Fund Performance (unaudited)
Global X MLP & Energy Infrastructure ETF

Growth of a $10,000 Investment

(at Net Asset Value)

*The Fund commenced investment operations on August 6, 2013.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above and on previous page.

2

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® Alternatives ETF

Global X SuperDividend® Alternatives ETF

The Global X SuperDividend® Alternatives ETF (“Fund”) seeks to track, before fees and expenses, the price and yield performance of the INDXX SuperDividend ® Alternatives Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of securities that rank among the highest dividend-yielding securities in each eligible category of alternative income investments, at the time of Underlying Index reconstitution, as defined by the index provider. Alternative income investments that are eligible for inclusion in the Underlying Index fall into one of four classes: Master Limited Partnerships (“MLPs”) and Infrastructure, Real Estate, Institutional Managers, and Fixed Income and Derivative Strategies. The MLPs and Infrastructure categories primarily consist of units of MLPs and shares of infrastructure companies. The Real Estate category provides exposure to global Real Estate Investment Trusts (“REITs”), and gains this exposure through investing directly in the Global X SuperDividend® REIT ETF. The Institutional Managers category primarily consists of shares of Business Development Companies (“BDCs”) and publicly listed private equity companies. The Fixed Income and Derivative Strategies category includes exposure to emerging market debt, mortgage and asset backed securities, and option-writing primarily through the purchase of publicly traded closed-end funds (“CEFs”). Each of the Underlying Index components is selected from a universe of securities that are publicly traded in the U.S. The Underlying Index assigns weights to each of the four categories in a method that seeks to equalize the volatility contribution of each category, which assigns less weight to higher volatility categories and more weight to lower volatility categories. The Underlying Index is reconstituted annually, but may rebalance quarterly if any one category deviates more than 3% from its target weight.

For the 12-month period ended November 30, 2017 (the “Reporting Period”), the Fund increased 13.24%, while the Underlying Index increased 14.15%. The Fund had a net asset value of $14.65 per share on November 30, 2016 and ended the Reporting Period with a net asset value of $15.40 on November 30, 2017.

During the Reporting Period, the highest returns came from Apollo Global Management and Avangrid, which returned 61.76% and 52.77%, respectively. The worst performers were Icahn Enterprises and Enbridge Energy Partners, which returned -62.67% and -30.42%, respectively.

The Fund provides exposure to among the highest yielding securities from various alternative income-generating asset classes including REITs, MLPs & Infrastructure, BDCs, and Fixed Income & Derivative Strategies. As the Federal Reserve raised its short term rates, the yield on short -term bonds increased, but long-term yields largely remained range-bound. This helped mitigate the impact of rising short term rates for many alternative income investments that tend to be more sensitive to changes in longer duration securities. During the Reporting Period, the Fund had an average approximate exposure of 35% to Fixed Income & Derivative strategies, 23% to REITs, 22% to BDCs, and 19% to MLPs and Infrastructure.

	AVERAGE ANNUAL TOTAL RETURN
	FOR THE YEAR ENDED NOVEMBER 30, 2017
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® Alternatives ETF	13.24%	11.91%	9.15%	9.10%
INDXX SuperDividend® Alternatives Index	14.15%	14.15%	10.04%	10.04%
S&P 500 Index	22.87%	22.87%	12.58%	12.58%

3

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® Alternatives ETF

Growth of a $10,000 Investment

(at Net Asset Value)

*The Fund commenced investment operations on July 13, 2015.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above and on previous page.

4

Management Discussion of Fund Performance (unaudited)
Global X U.S. Preferred ETF

Global X U.S. Preferred ETF

The Global X U.S. Preferred ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE BofAML Diversified Core U.S. Preferred Securities Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the broad-based performance of the U.S. preferred securities market. The Underlying Index includes different categories of preferred stock, such as floating, variable and fixed-rate preferreds, cumulative and non-cumulative preferreds, and trust preferreds. Qualifying preferred securities must be listed on a U.S. exchange, denominated in U.S. dollars, and have a minimum amount outstanding of $100 million. Qualifying securities must meet minimum price, liquidity, maturity and other requirements as determined by the index provider.

For the period from the Fund's commencement date on September 11, 2017 through November 30, 2017 (the “Reporting Period”), the Fund increased 0.75%, while the Underlying Index increased 0.79%. The Fund had a net asset value of $25.08 per share on September 11, 2017 and ended the Reporting Period with a net asset value of $25.03 on November 30, 2017.

During the Reporting Period, the highest returns came from Rayonier Advanced Materials and Dynergy Inc, which returned 29.27% and 28.46%, respectively. The worst performers were Black Hills Corp and Kinder Morgan, which returned -15.03% and -12.59%, respectively.

The Fund’s holdings consist of broad exposure to U.S. preferred stocks, providing benchmark-like exposure to the asset class. Preferred stocks have historically offered high yield potential given that they are junior in the capital structure to traditional debt instruments. Despite rising short term rates in the U.S., much of this was anticipated by the market, resulting largely flat performance for the Fund during the Reporting Period. While rising interest rates generally are a headwind for preferred stock, they can benefit from an improving economic picture which reduces credit spreads versus U.S. treasuries with similar durations. An improving economic backdrop generally helped the Fund during the Reporting Period. From the Fund’s inception to November 30, 2017, the Fund had an average approximate allocation of 76% to Financials, 6% in Real Estate and 6% in Utilities.

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE PERIOD ENDED NOVEMBER 30, 2017
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X U.S. Preferred ETF	0.75%	1.55%
ICE BofAML Diversified Core U.S. Preferred Securities Index	0.79%	0.79%
S&P 500 Index	6.90%	6.90%

5

Management Discussion of Fund Performance (unaudited)
Global X U.S. Preferred ETF

Growth of a $10,000 Investment

(at Net Asset Value)

*The Fund commenced investment operations on September 11, 2017.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The ICE BofAML Diversified U.S. Preferred Securities Index was formerly known as BofA Merrill Lynch Diversified Core U.S. Preferred Securities Index.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above and on previous page.

6

Schedule of Investments	November 30, 2017

Global X MLP & Energy Infrastructure ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Approximately 77% of the securities are Common Stock and 23% are Master Limited Partnerships.

	Shares	Value
COMMON STOCK — 76.8%

Oil & Gas — 76.8%
Antero Midstream GP	605,304	$10,744,146
Cheniere Energy *	394,211	19,048,275
Cheniere Energy Partners Holdings	389,829	10,860,636
Enbridge ^	779,449	29,393,022
Enbridge Energy Management *	767,108	10,355,958
EnLink Midstream	601,896	10,051,663
EQT	54,936	3,274,186
Kinder Morgan	1,597,761	27,529,422
ONEOK	414,062	21,489,818
Plains GP Holdings, Cl A	658,204	13,552,420
SemGroup, Cl A	588,237	14,117,688
Tallgrass Energy GP, Cl A	554,263	12,526,344
TransCanada ^	546,343	26,240,854
Williams	884,577	25,696,962

TOTAL COMMON STOCK
(Cost $248,832,393)		234,881,394

MASTER LIMITED PARTNERSHIPS — 23.7%

Oil & Gas — 23.7%
Andeavor Logistics	44,278	1,981,883
Antero Midstream Partners	43,394	1,195,505
Boardwalk Pipeline Partners	63,528	853,816
Buckeye Partners	73,785	3,388,945
DCP Midstream Partners	46,387	1,630,039
Dominion Midstream Partners	24,007	771,825
Enable Midstream Partners	148,598	2,225,998
Energy Transfer Partners	571,294	9,489,193
EnLink Midstream Partners	83,384	1,333,310
Enterprise Products Partners	552,204	13,600,785
Equities Midstream Partners	30,091	2,064,844
Genesis Energy	55,072	1,182,396
Holly Energy Partners	20,527	679,649
Magellan Midstream Partners	115,297	7,724,899
MPLX	145,323	5,211,283
NuStar Energy	45,801	1,330,977
Phillips 66 Partners	26,295	1,232,184
Plains All American Pipeline	222,235	4,333,582

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	November 30, 2017

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — continued

Oil & Gas — continued
Shell Midstream Partners	49,415	$1,336,676
Spectra Energy Partners	37,637	1,540,106
Tallgrass Energy Partners	23,810	1,045,735
TC PipeLines	26,799	1,361,657
Valero Energy Partners	11,144	463,145
Western Gas Partners	39,825	1,784,957
Williams Partners	128,427	4,713,271

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $76,609,694)		72,476,660

TOTAL INVESTMENTS — 100.5%
(Cost $325,442,087)		$307,358,054

Percentages are based on Net Assets of $305,979,888.

^	Canadian security listed on the New York Stock Exchange and Toronto Stock Exchange.
*	Non-income producing security.

Cl — Class

As of November 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	November 30, 2017

Global X SuperDividend® Alternatives ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 32.8%

Financials — 22.6%
Apollo Investment	36,202	$217,574
Ares Capital	13,384	217,088
BlackRock Capital Investment	29,407	192,616
Hercules Capital	17,305	232,405
Main Street Capital	5,560	224,346
New Mountain Finance	15,393	217,811
PennantPark Floating Rate Capital	15,325	214,397
PennantPark Investment	29,435	212,521
Prospect Capital	33,123	226,893
Solar Capital	10,137	216,729
TCP Capital	13,409	212,533
TPG Specialty Lending	10,577	216,511
		2,601,424
Industrials — 1.1%
Macquarie Infrastructure	1,960	130,889
Utilities — 9.1%
Avangrid	2,985	158,414
CenterPoint Energy	4,839	145,218
Duke Energy	1,683	150,090
Entergy	1,850	159,988
FirstEnergy	4,630	158,068
PPL	3,705	135,862
Southern	2,873	147,098
		1,054,738
TOTAL COMMON STOCK
(Cost $3,735,571)		3,787,051

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	November 30, 2017

Global X SuperDividend® Alternatives ETF

	Shares	Value
CLOSED-END FUNDS — 32.8%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	22,134	$297,481
BlackRock Income Trust	47,666	293,146
Brookfield Real Assets Income Fund	12,569	290,847
Eaton Vance Risk-Managed Diversified Equity Income Fund	31,697	290,978
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	25,237	298,301
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	19,522	296,734
Morgan Stanley Emerging Markets Domestic Debt Fund	37,134	284,818
Nuveen Mortgage Opportunity Term Fund	11,786	302,900
Stone Harbor Emerging Markets Income Fund	17,693	268,757
Templeton Emerging Markets Income Fund	25,635	294,803
Voya Global Equity Dividend and Premium Opportunity Fund	36,811	291,175
Western Asset Emerging Markets Debt Fund	19,081	292,130
Western Asset Mortgage Defined Opportunity Fund	11,655	281,468
TOTAL CLOSED-END FUNDS
(Cost $3,674,271)		3,783,538

EXCHANGE TRADED FUND — 19.5%
Global X SuperDividend® REIT ETF (A) (Cost $2,122,052)	145,219	2,253,799

MASTER LIMITED PARTNERSHIPS — 8.8%
Industrials — 1.2%
Icahn Enterprises	2,571	136,854
Oil & Gas — 6.5%
DCP Midstream Partners	4,015	141,088
Enable Midstream Partners	8,871	132,888
Energy Transfer Partners	7,690	127,731
EnLink Midstream Partners	8,409	134,460
Genesis Energy	5,296	113,705
NuStar Energy	3,439	99,937
		749,809
Utilities — 1.1%
Suburban Propane Partners	5,339	128,883

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,062,689)		1,015,546

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	November 30, 2017

Global X SuperDividend® Alternatives ETF

	Shares	Value
BUSINESS DEVELOPMENT COMPANIES — 5.6%
Goldman Sachs BDC	9,612	$210,311
Golub Capital BDC	11,765	222,829
TCG BDC	11,753	218,018
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $659,999)		651,158

TOTAL INVESTMENTS — 99.5%
(Cost $11,254,582)		$11,491,092

Percentages are based on Net Assets of $11,548,763.

(A)	Affiliated investment.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of November 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2017:

			Changes in
Value at	Purchases at	Proceeds	Unrealized	Realized	Value at	Dividend
11/30/2016	Cost	from Sales	Appreciation	Gain	11/30/2017	Income
Global X SuperDividend® REIT ETF
$1,205,242	$1,410,202	$(509,969)	$145,418	$2,906	$2,253,799	$145,668

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	November 30, 2017

Global X U.S. Preferred ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
PREFERRED STOCK — 100.6%

BERMUDA — 1.1%
Financials — 1.1%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060%	1,955	$53,000
Aspen Insurance Holdings, 5.625%	1,603	41,854
Axis Capital Holdings, 5.500%	3,890	99,195
PartnerRe, 7.250%	2,082	60,607
PartnerRe, 6.500%	1,136	30,752
TOTAL BERMUDA		285,408

GERMANY— 3.0%
Financials — 3.0%
Deutsche Bank Contingent Capital Trust II, 6.550% (A)	5,847	148,982
Deutsche Bank Contingent Capital Trust III, 7.600% (A)	14,337	367,457
Deutsche Bank Contingent Capital Trust V, 8.050% (A)	10,072	267,412
TOTAL GERMANY		783,851

NETHERLANDS — 2.3%
Financials — 2.3%
Aegon, 8.000%	3,719	99,223
Aegon, 6.375%	7,291	187,525
ING Groep, 6.375%	7,291	186,868
ING Groep, 6.125%	5,124	133,941
TOTAL NETHERLANDS		607,557

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	November 30, 2017

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued

UNITED KINGDOM — 7.8%
Financials — 7.8%
Barclays Bank, Ser 5, 8.125%	18,126	$480,339
HSBC Holdings, 8.125%	15,957	438,977
HSBC Holdings, 6.200%	9,495	245,066
HSBC Holdings, Ser 2, 8.000%	26,927	720,836
Prudential, 6.500%	2,125	56,907
Royal Bank of Scotland Group, Ser S, 6.600%	4,844	125,266
TOTAL UNITED KINGDOM		2,067,391

UNITED STATES — 86.4%
Basic Materials — 0.7%
Pitney Bowes, 6.700%	3,007	69,913
Rayonier Advanced Materials, 8.000%	314	42,268
Rexnord Corp, 0.000%	1,429	81,024
		193,205
Consumer Goods — 1.1%
Stanley Black & Decker, 5.750%	5,486	140,716
Stanley Black & Decker, 5.375%	1,233	151,042
		291,758
Consumer Services — 0.6%
eBay, 6.000%	5,483	147,218
Financials — 59.4%
Aegon, 6.500%	3,533	90,975
Allstate, 6.750%	2,732	71,442
Allstate, 5.625%	2,039	52,729
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month+3.165%	3,533	93,730
Allstate, Ser E, 6.625%	5,465	146,243
Apollo Global Management, 6.375% (A)	1,955	50,537
Arch Capital Group, 5.250%	3,177	79,520
Ares Management, 7.000% (A)	2,189	58,271
Argo Group US, 6.500%	1,013	25,467
Associated Banc-Corp, 5.375%	710	18,141
Axis Capital Holdings, 5.500%	1,598	40,781
Bancorp, 0.000%	3,533	90,939
Bank of America, 7.250%	558	735,444
Bank of America, 6.625%	2,586	69,408
Bank of America, 6.625%	7,290	194,133
Bank of America, 6.500%	8,011	215,496
Bank of America, 6.375%	4,787	123,744
Bank of America, 6.204%	5,486	141,100
Bank of America, 6.200%	7,289	196,730
Bank of America, 6.000%	6,566	176,560

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	November 30, 2017

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued

Financials — continued
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500%	4,287	$98,430
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.350%	3,448	79,545
Bank of New York Mellon, 5.200%	4,017	102,474
BB&T, 5.850%	4,222	107,914
BB&T, 5.625%	3,282	88,351
BB&T, 5.625%	8,375	212,809
BB&T, 5.200%	3,533	89,986
BB&T, 5.200%	3,177	80,410
BOK Financial, 5.375%	1,048	26,976
Capital One Financial, 6.200%	3,533	95,285
Capital One Financial, 6.000%	3,533	94,967
Capital One Financial, 5.200%	4,245	107,101
Capital One Financial, Ser B, 6.000%	6,390	161,475
Capital One Financial, Ser C, 6.250%	3,533	93,307
Capital One Financial, Ser D, 6.700%	3,533	94,684
Charles Schwab, 6.000%	3,260	81,435
Charles Schwab, 6.000%	4,398	118,834
Charles Schwab, 5.950%	5,482	149,330
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	10,862	311,848
Citigroup, 6.300%	6,566	177,610
Citigroup, 5.800%	4,222	108,505
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	6,922	202,053
Citigroup, Ser L, 6.875%	3,387	90,264
Countrywide Capital V, 7.000%	10,869	281,724
Dillard's Capital Trust I, 7.500%	1,411	36,192
Discover Financial Services, Ser B, 6.500%	3,860	96,539
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	3,176	91,437
First Republic Bank, 5.625%	1,048	26,546
First Republic Bank, 5.500%	1,347	34,146
First Republic Bank, 5.125%	1,412	35,681
GATX, 5.625%	248	6,582
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	5,117	147,881
Goldman Sachs Group, 6.300%	4,939	138,144
Goldman Sachs Group, 6.200%	5,846	152,931
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month+3.640%	7,288	197,796
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	1,411	32,114
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.670%	5,494	124,604
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month+0.750%	5,134	115,515
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	4,393	131,966
Huntington Bancshares, 6.250%	2,481	68,252
JPMorgan Chase, 6.300%	6,422	171,596
JPMorgan Chase, 6.150%	8,372	227,300

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	November 30, 2017

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued

Financials — continued
JPMorgan Chase, 6.125%	10,396	$280,692
JPMorgan Chase, 6.100%	9,456	256,163
JPMorgan Chase, 5.500%	8,462	211,635
JPMorgan Chase, 5.450%	6,570	167,009
JPMorgan Chase, Ser T, 6.700%	6,748	180,981
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month+3.892%	3,673	105,672
KKR, 6.750% (A)	2,440	65,514
KKR Financial Holdings, Ser A, 7.375%	2,649	67,311
Legg Mason, 6.375%	1,767	47,444
Legg Mason, 5.450%	3,533	89,102
Merrill Lynch Capital Trust I, 6.450%	7,653	197,600
Merrill Lynch Capital Trust III, 7.375%, VAR ICE LIBOR USD 3 Month+1.666%	5,484	144,613
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	4,245	104,767
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	7,286	205,319
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month+3.491%	7,289	197,022
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month+0.700%	8,023	182,523
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	6,291	183,383
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	6,201	179,147
Morgan Stanley, Ser G, 6.625%	3,533	95,497
Navient, 6.000%	470	11,449
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	3,782	107,258
OM Asset Management, 5.125%	879	21,887
People's United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020%	1,767	47,338
PNC Financial Services Group, 6.125%, VAR ICE LIBOR USD 3 Month+4.067%	10,897	310,456
PPL Capital Funding, Ser B, 5.900%	3,177	81,172
Prudential Financial, 5.750%	4,222	107,028
Prudential Financial, 5.700%	5,197	131,640
Regions Financial, Ser A, 6.375%	3,533	89,279
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	3,672	104,946
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	2,837	78,301
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month+4.040%	2,837	78,783
SLM, 3.020%, VAR ICE LIBOR USD 3 Month+1.700%	714	49,088
State Street, 6.000%	5,484	144,887
State Street, 5.900%, VAR ICE LIBOR USD 3 Month+3.108%	5,480	152,618
State Street, 5.350%, VAR ICE LIBOR USD 3 Month+3.709%	3,533	96,486
Stifel Financial, 6.250%	1,048	28,820
SunTrust Banks, 5.875%	3,177	80,728
Torchmark, 6.125%	2,125	56,674

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	November 30, 2017

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued

Financials — continued
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	8,007	$230,361
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	7,301	166,390
Validus Holdings, 5.875%	1,048	26,829
Validus Holdings, 5.800%	1,767	44,599
Virtus Investment Partners, 7.250%	171	18,025
Wells Fargo, 7.500%	630	844,830
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	5,383	153,685
Wells Fargo, 6.000%	5,768	151,871
Wells Fargo, 6.000%	5,134	134,049
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	10,993	299,889
Wells Fargo, 5.700%	5,610	146,421
Wells Fargo, 5.625%	3,721	96,374
Wells Fargo, 5.500%	6,403	164,173
Wells Fargo, 5.250%	3,869	97,073
Wells Fargo, 5.125%	4,035	100,835
Wells Fargo, 0.000%	4,821	120,766
Wells Fargo, Ser J, 8.000%	14,640	374,784
Wells Fargo Real Estate Investment, 6.375%	1,704	45,292
WR Berkley, 5.750%	2,060	53,848
Zions Bancorporation, 6.300%, VAR ICE LIBOR USD 3 Month+4.240%	985	26,930
		15,599,185
Health Care — 1.9%
Becton Dickinson and, 6.125%	8,157	494,967
Industrials — 1.5%
General Electric, 4.875%	6,030	151,172
General Electric, 4.875%	4,639	117,135
General Electric, 4.700%	5,517	137,208
		405,515
Oil & Gas — 2.0%
Black Hills Corp, 0.000%	1,053	67,824
Chesapeake Energy, 4.500%	461	23,838
Hess, 8.000%	1,766	99,867
Kinder Morgan, Ser A, 9.750%	5,828	207,710
NuStar Energy, 8.500%, VAR ICE LIBOR USD 3 Month+6.766% (A)	1,600	38,384
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	2,481	55,178
Targa Resources Partners, 9.000%, VAR ICE LIBOR USD 1 Month+7.710% (A)	885	23,116
		515,917
Real Estate Investment Trust — 6.4%
American Homes 4 Rent, 5.875%	1,055	27,356
Ashford Hospitality Prime, 5.500%	858	17,580
CBL & Associates Properties, Ser D, 7.375%	3,216	73,711
DDR, 6.375%	1,241	32,390

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	November 30, 2017

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued

Real Estate Investment Trust — continued
Digital Realty Trust, 6.350%	1,767	$48,080
Digital Realty Trust, Ser H, 7.375%	2,586	69,201
Government Properties Income Trust, 5.875%	2,189	56,104
Kimco Realty, 5.500%	1,598	40,174
National Retail Properties, 5.200%	2,440	61,000
PS Business Parks, 5.750%	1,622	41,102
PS Business Parks, 5.200%	1,347	34,147
PS Business Parks, Ser T, 6.000%	2,597	65,964
Public Storage, 5.625%	2,039	51,607
Public Storage, 5.400%	2,125	55,080
Public Storage, 5.375%	3,509	88,708
Public Storage, 5.200%	1,598	40,366
Public Storage, 5.200%	3,177	80,378
Public Storage, 5.150%	1,979	49,930
Public Storage, 5.125%	1,411	36,277
Public Storage, 4.950%	2,294	57,625
Public Storage, 4.900%	2,481	61,975
Senior Housing Properties Trust, 6.250%	1,767	47,038
Senior Housing Properties Trust, 5.625%	2,481	62,273
SL Green Realty, 6.500%	1,621	41,076
VEREIT, Ser F, 6.700%	7,804	200,016
Vornado Realty Trust, 5.700%	2,125	54,230
Washington Prime Group, 7.500%	710	17,565
Welltower, 6.500%	2,624	163,239
		1,674,192
Techhnology — 0.3%
Belden, 6.750%	799	90,367
Telecommunications — 3.9%
Qwest, 7.500%	1,156	29,304
Qwest, 7.000%	2,838	68,112
Qwest, 7.000%	1,662	41,168
Qwest, 6.875%	3,533	86,594
Qwest, 6.750%	4,841	114,974
Qwest, 6.625%	2,838	67,544
Qwest, 6.500%	7,136	166,697
Qwest, 6.125%	5,675	130,128
Qwest, Ser 52, 7.000%	3,719	89,479
Telephone & Data Systems, 5.875%	1,387	34,467
United States Cellular, 7.250%	1,955	49,891
United States Cellular, 7.250%	2,125	54,719
Verizon Communications, 5.900%	3,533	92,565
		1,025,642

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	November 30, 2017

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued

Utilities — 8.6%
Dominion Energy, 6.750%	5,090	$269,210
Dominion Energy, 5.250%	5,847	147,637
DTE Energy, 6.500%	2,469	138,782
DTE Energy, 6.000%	1,978	52,991
DTE Energy, 5.375%	2,125	54,379
DTE Energy, 5.250%	1,411	35,430
Duke Energy, 5.125%	3,533	89,703
Dynegy, 7.000%	819	67,240
Entergy Arkansas, 4.875%	2,902	72,028
Entergy Louisiana, 4.875%	1,914	47,735
Entergy Mississippi, 4.900%	1,832	45,800
NextEra Energy, 6.123%	5,449	307,324
NextEra Energy Capital Holdings, 5.250%	3,533	90,198
NextEra Energy Capital Holdings, 5.125%	3,533	88,678
NextEra Energy Capital Holdings, 5.000%	3,177	80,219
SCE Trust II, 5.100%	2,838	72,454
SCE Trust III, 5.750%, VAR ICE LIBOR USD 3 Month+2.990%	1,955	53,547
SCE Trust IV, 5.375%, VAR ICE LIBOR USD 3 Month+3.132%	2,294	60,997
SCE Trust V, 5.450%, VAR ICE LIBOR USD 3 Month+3.790% (A)	2,125	58,714
SCE Trust VI, 5.000%	3,363	84,344
Southern, 6.250%	7,289	195,054
Southern, 5.250%	5,847	148,572
		2,261,036
TOTAL UNITED STATES		22,699,002
TOTAL PREFERRED STOCK
(Cost $26,457,706)		26,443,209
TOTAL INVESTMENTS — 100.6%
(Cost $26,457,706)		$26,443,209

Percentages are based on Net Assets of $26,276,225

(A)	Security considered Master Limited Partnership. At November 30, 2017, these securities amounted to 1,078,387 or 4.1% of net assets.

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

VAR —Variable Rate

As of November 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

18

Statements of Assets and Liabilities
November 30, 2017

	Global X MLP &	Global X
	Energy	SuperDividend®	Global X U.S.
	Infrastructure ETF	Alternatives ETF	Preferred ETF
Assets:
Cost of Investments	$325,442,087	$9,132,530	$26,457,706
Cost of Affiliated Investments	—	2,122,052	—
Investments, at Value	$307,358,054	$9,237,293	$26,443,209
Affiliated Investments, at Value	—	2,253,799	—
Cash	—	39,926	34,852
Due From Broker	—	—	56,548
Receivable for Capital Shares Sold	—	—	1,251,265
Receivable for Investment Securities Sold	14,748,953	—	142,797
Dividend and Interest Receivable	526,048	24,869	144,822
Reclaim Receivable	34,515	—	—
Total Assets	322,667,570	11,555,887	28,073,493
Liabilities:
Payable for Investment Securities Purchased	16,556,248	—	1,793,507
Payable due to Investment Adviser	110,833	7,112	3,761
Due to Custodian	7,846	12	—
Due to Broker	12,755	—	—
Total Liabilities	16,687,682	7,124	1,797,268
Net Assets	$305,979,888	$11,548,763	$26,276,225
Net Assets Consist of:
Paid-in Capital	$381,857,420	$11,341,553	$26,158,170
Undistributed (Distributions in Excess of) Net Investment Income	(1)	(106,878)	139,173
Accumulated Net Realized Gain (Loss) on
Investments and Foreign Currency Transactions	(57,793,498)	77,578	(6,621)
Net Unrealized Appreciation (Depreciation) on Investments	(18,084,033)	236,510	(14,497)
Net Assets	$305,979,888	$11,548,763	$26,276,225
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	23,900,000	750,000	1,050,000
Net Asset Value, Offering and Redemption Price Per Share	$12.80	$15.40	$25.03

The accompanying notes are an integral part of the financial statements.

19

Statements of Operations
For the year ended November 30, 2017

	Global X MLP &
	Energy	Global X
	Infrastructure	SuperDividend®	Global X U.S.
	ETF	Alternatives ETF	Preferred ETF(1)
Investment Income:
Dividend Income	$6,913,779	$419,688	$172,897
Dividend Income, from Affiliated Investments	—	145,668	—
Security Lending Income	7,238	—	—
Less: Foreign Taxes Withheld	(322,982)	—	—
Total Investment Income	6,598,035	565,356	172,897
Supervision and Administration Fees(2)	1,118,331	67,244	4,730
Custodian Fees	491	120	—
Total Expenses	1,118,822	67,364	4,730
Net Expenses	1,118,822	67,364	4,730
Net Investment Income	5,479,213	497,992	168,167
Net Realized Gain (Loss) on:
Investments (3)	(10,546,512)	7,259	(6,165)
Affiliated Investments	—	2,906	—
Foreign Currency Transactions	(21)	—	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(10,546,533)	10,165	(6,165)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(22,017,976)	256,918	(14,497)
Affiliated Investments	—	145,418	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(22,017,976)	402,336	(14,497)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(32,564,509)	412,501	(20,662)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(27,085,296)	$910,493	$147,505

(1)	Fund Commenced Operations on September 11, 2017.
(2)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

20

Statements of Changes in Net Assets

	Global X MLP & Energy		Global X SuperDividend® Alternatives
	Infrastructure ETF		ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	November 30,	November 30,	November 30,	November 30,
	2017	2016	2017	2016
Operations:
Net Investment Income	$5,479,213	$2,533,998	$497,992	$158,010
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(10,546,533)	(20,081,531)	10,165	1,568
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(22,017,976)	29,248,244	402,336	(104,583)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,085,296)	11,700,302	910,493	54,995
Dividends and Distributions from:
Net Investment Income	(11,328,219)	(4,335,500)	(566,361)	(167,364)
Return of Capital	(1,167,465)	—	(74,271)	—
Net Realized Gains	—	—	—	(21,650)
Total Dividends and Distributions	(12,495,684)	(4,335,500)	(640,632)	(189,014)
Capital Share Transactions:
Issued	230,097,521	50,083,651	6,152,299	3,817,357
Redeemed	(14,987,587)	(24,679,663)	—	—
Increase in Net Assets from Capital Share Transactions	215,109,934	25,403,988	6,152,299	3,817,357
Total Increase in Net Assets	175,528,954	32,768,790	6,422,160	3,683,338
Net Assets:
Beginning of Year	130,450,934	97,682,144	5,126,603	1,443,265
End of Year	$305,979,888	$130,450,934	$11,548,763	$5,126,603
Undistributed (Distributions in Excess of) Net Investment Income	$(1)	$1,855,410	$(106,878)	$(19,533)
Share Transactions:
Issued	16,200,000	3,700,000	400,000	250,000
Redeemed	(1,100,000)	(2,150,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	15,100,000	1,550,000	400,000	250,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

21

Statements of Changes in Net Assets

Global X U.S.
Preferred ETF
Period Ended
November 30,
2017(1)
Operations:
Net Investment Income	$168,167
Net Realized Loss on Investments and Foreign Currency Transactions	(6,165)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(14,497)
Net Increase in Net Assets Resulting from Operations	147,505
Dividends and Distributions from:
Net Investment Income	(29,450)
Total Dividends and Distributions	(29,450)
Capital Share Transactions:
Issued	26,158,170
Increase in Net Assets from Capital Share Transactions	26,158,170
Total Increase in Net Assets	26,276,225
Net Assets:
Beginning of Year	—
End of Year	$26,276,225
Undistributed Net Investment Income	$139,173
Share Transactions:
Issued	1,050,000
Net Increase in Shares Outstanding from Share Transactions	1,050,000

(1)	Fund Commenced Operations on September 11, 2017.

The accompanying notes are an integral part of the financial statements.

22

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

				Net Realized
	Net			and					Net					Ratio of Net
	Asset			Unrealized					Asset			Ratio of		Investment
	Value,			Gain (Loss)		Distribution			Value,		Net Assets	Expenses		Income to
	Beginning	Net		on	Total from	from Net		Total from	End of	Total	End of	to Average		Average		Portfolio
	of Period	Investment		Investments	Operations	Investment		Distributions	Period	Return	Period	Net Assets		Net Assets		Turnover
	($)	Income ($)*		($)	($)	Income ($)	Return of Capital ($)	($)	($)	(%)**	($)(000)	(%)		(%)		(%)††
Global X MLP & Energy Infrastructure ETF
2017	14.82	0.31		(1.54)	(1.23)	(0.72)	(0.07)	(0.79)	12.80	(8.71)	305,980	0.45		2.20		40.42
2016	13.47	0.36		1.59	1.95	(0.60)	—	(0.60)	14.82	15.45	130,451	0.45		2.79		56.14
2015	18.92	0.27		(5.15)	(4.88)	(0.33)	(0.24)	(0.57)	13.47	(26.30)	97,682	0.45		1.56		33.36
2014	15.56	0.26		3.51	3.77	(0.35)	(0.06)	(0.41)	18.92	24.38	179,736	0.45		1.37		28.99
2013(1)	15.06	0.12		0.47	0.59	(0.05)	(0.04)	(0.09)	15.56	3.92	21,778	0.45	†	2.42	†	—
Global X SuperDividend® Alternatives ETF
2017	14.65	1.04		0.85	1.89	(1.01)	(0.13)	(1.14)	15.40	13.24	11,549	0.75		6.75		34.84
2016	14.43	0.99	#	0.53 ^	1.52	(1.15)	(0.15)	(1.30)	14.65	11.04	5,127	0.75		6.78		30.80
2015(2)	15.04	0.45		(0.76)	(0.31)	(0.30)	—	(0.30)	14.43	(2.02)	1,443	0.75	†	8.04	†	21.50
Global X U.S. Preferred ETF
2017(3)	25.08	0.44		(0.25)	0.19	(0.24)	—	(0.24)	25.03	0.75	26,276	0.23	†	8.01	†	3.82

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
#	Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.
(1)	The Fund commenced operations on August 6, 2013.
(2)	The Fund commenced operations on July 13, 2015.
(3)	The Fund commenced operations on September 11, 2017.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

23

Notes to Financial Statements
November 30, 2017

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2017, the Trust had ninety- six series, fifty two of which were operational. The financial statements herein and the related notes pertain to the Global X MLP & Energy Infrastructure ETF, the Global X SuperDividend® Alternatives ETF, and the Global X U.S. Preferred ETF (each a “Fund” and collectively, the “Funds”). Each Fund has elected non-diversification status.

The Global X U.S. Preferred ETF commenced operations on September 11, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Funds.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded. For the Global X SuperDividend® Alternatives ETF, this was effective from December 1, 2015. See Note 8.

MASTER LIMITED PARTNERSHIPS (“MLPs”) – The Funds invest in MLPs in addition to other exchange-traded securities. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

24

Notes to Financial Statements (CONTINUED)
November 30, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

25

Notes to Financial Statements (CONTINUED)
November 30, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2017, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost);

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, and fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

26

Notes to Financial Statements (CONTINUED)
November 30, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year or period ended November 30, 2017, there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES – It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely- than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

27

Notes to Financial Statements (CONTINUED)
November 30, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

			Value at
	Creation		November 30,	Redemption
	Unit Shares	Creation Fee	2017	Fee
Global X MLP & Energy Infrastructure ETF*	50,000	$250	$640,000	$250
Global X SuperDividend® Alternatives ETF	50,000	$500	$770,000	$500
Global X U.S. Preferred ETF	50,000	$650	$1,251,500	$650

*On March 30, 2017, Global X MLP Energy & Infrastructure ETF changed its creation/ redemption fee from $500, to $250, respectively.

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services, if any (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, the Funds pay a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses), respectively. The following table discloses supervision and administration fees pursuant to the agreement:

Supervision and
Administration Fee
Global X MLP & Energy Infrastructure ETF	0.45%
Global X SuperDividend® Alternatives ETF	0.75%
Global X U.S. Preferred ETF	0.23%

28

Notes to Financial Statements (CONTINUED)
November 30, 2017

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a Distribution Agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties, and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. BBH also serves as the Fund’s transfer agent. As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties, (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

29

Notes to Financial Statements (CONTINUED)
November 30, 2017

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2017, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP & Energy Infrastructure ETF	$99,260,779	$108,258,690
Global X SuperDividend® Alternatives ETF	3,110,814	3,186,051
Global X U.S. Preferred ETF	868,446	417,246

For the year or period ended November 30, 2016, and November 30, 2017 in-kind transactions associated with creations and redemptions were, respectively:

		Sales and	Realized
2016	Purchases	Maturities	Gain/(Loss)
Global X MLP & Energy Infrastructure ETF	$50,027,890	$18,583,762	$691,843
Global X SuperDividend® Alternatives ETF	3,812,390	-	-
Global X U.S. Preferred ETF	-	-	-

		Sales and	Realized
2017	Purchases	Maturities	Gain/(Loss)
Global X MLP & Energy Infrastructure ETF	$229,885,154	$11,071,545	$2,420,683
Global X SuperDividend® Alternatives ETF	6,146,563	-	-
Global X U.S. Preferred ETF	26,081,130	-	-

During the year ended November 30, 2017, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to investment in MLPs, foreign currency, redemptions in-kind and reclass of distributions have been reclassified to/from the following accounts during the fiscal year ended November 30, 2017.

		Undistributed
		Net	Accumulated
	Paid-in	Investment	Net Realized
Global X Funds	Capital	Income	Loss
Global X MLP & Energy Infrastructure ETF	$2,413,341	$3,993,595	$(6,406,936)
Global X SuperDividend® Alternatives ETF	$(36,156)	$(18,976)	$55,132
Global X U.S. Preferred ETF	$–	$456	$(456)

30

Notes to Financial Statements (CONTINUED)
November 30, 2017

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years or periods ended November 30, 2017 and November 30, 2016 were as follows:

Global X		Long-Term
Funds	Ordinary Income	Capital Gain	Return of Capital	Totals

Global X MLP & Energy Infrastructure ETF
2017	$11,328,219	$–	$1,167,465	$12,495,684
2016	4,335,500	–	–	4,335,500
Global X SuperDividend® Alternatives ETF
2017	$566,361	$–	$74,271	$640,632
2016	165,795	1,569	21,650	189,014
Global X U.S. Preferred ETF
2017	$29,450	$–	$–	$29,450

As of November 30, 2017, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X MLP &
	Energy	Global X
	Infrastructure	SuperDividend®	Global X U.S.
	ETF	Alternatives ETF	Preferred ETF
Undistributed Ordinary Income	$–	$–	$147,299
Capital Loss Carryforwards	(30,753,194)	–	(951)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(45,124,328)	207,214	26,252
Post-October Losses	–	–	(4,891)
Other Temporary Differences	(10)	(4)	(49,654)
Total Distributable Earnings (Accumulated Losses)	$(75,877,532)	$207,210	$118,055

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

	Short-Term
	Loss	Long-Term Loss	Total
Global X MLP & Energy Infrastructure ETF	$(10,797,362)	$(19,955,832)	$(30,753,194)
Global X SuperDividend® Alternatives ETF	—	—	—
Global X U.S. Preferred ETF	(951)	—	(951)

31

Notes to Financial Statements (CONTINUED)
November 30, 2017

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2017, were as follows:

		Aggregated	Aggregated
		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Global X Funds	Cost	Appreciation	Depreciation	Appreciation
Global X MLP & Energy Infrastructure ETF	$352,482,383	$7,333,189	$(52,457,518)	$(45,124,329)
Global X SuperDividend® Alternatives ETF	11,283,879	434,335	(227,122)	207,213
Global X U.S. Preferred ETF	26,416,956	120,670	(94,417)	26,253

The preceding differences between book and tax cost are primarily due to MLP adjustments and wash sales.

6. CONCENTRATION OF RISKS

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying Index in approximately the same proportions as in the underlying Index. The Funds may utilize a representative sampling strategy with respect to their underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying Index, or, in certain instances, when securities in the underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying Index).

Under normal circumstances, the MLP & Energy Infrastructure ETF intends to invest up to 25% of its total assets in securities that have economic characteristics of the MLP asset class, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs

32

Notes to Financial Statements (CONTINUED)
November 30, 2017

6. CONCENTRATION OF RISKS (continued)

seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

Natural Resource - MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2017, the Funds had no securities on loan.

33

Notes to Financial Statements (CONCLUDED)
November 30, 2017

8. CHANGE IN ACCOUNTING ESTIMATE

Effective December 1, 2015, the Global X SuperDividend® Alternatives ETF changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the net investment income, cost of investments and appreciation (depreciation) on investments and the associated financial highlight ratios and per share disclosures to the extent that the Fund recorded investment income that differed from amounts previously estimated. There is no impact to net assets, total return or the expense ratio as a result of management’s change in methodology.

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

11. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, please note the additional disclosure:

On November 1, 2017 the Trust has entered into an agreement with BBH in which BBH will serve as the new securities lending agent for the Trust and each of its series. The agreement was implemented beginning January 1, 2018.

34

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Global X MLP & Energy Infrastructure ETF, Global X SuperDividend® Alternatives ETF and Global X U.S. Preferred ETF

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global X MLP & Energy Infrastructure ETF, Global X SuperDividend® Alternatives ETF and Global X U.S. Preferred ETF (three of the funds constituting part of the series of Global X Funds, hereafter referred to as the "Funds") as of November 30, 2017, the results of operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended for Global X MLP & Energy Infrastructure ETF and Global X SuperDividend® Alternatives ETF, the results of operations, the changes in net assets and the financial highlights for the period September 11, 2017 (commencement of operations) through November 30, 2017 for Global X U.S. Preferred ETF, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

The financial statements, as of and for the year or period ended November 30, 2015 and the financial highlights for each of the years or periods ended on or prior to November 30, 2015 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated January 29, 2016 expressed an unqualified opinion on those financial statements and financial highlights.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 26, 2018

35

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (June 1, 2017 to November 30, 2017).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

36

Disclosure of Fund Expenses (Unaudited)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	6/1/2017	11/30/2017	Ratios	Period(1)
Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$959.40	0.45%	$2.20
Hypothetical 5% Return	1,000.00	1,022.82	0.45	2.27
Global X SuperDividend® Alternatives ETF
Actual Fund Return	$1,000.00	$1,031.30	0.75%	$3.79
Hypothetical 5% Return	1,000.00	1,021.33	0.75	3.78
Global X U.S. Preferred ETF*
Actual Fund Return	$1,000.00	$1,007.50	0.23%	$0.50	(2)
Hypothetical 5% Return	1,000.00	1,023.94	0.23	1.14

*	Fund commenced operations on September 11, 2017.
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 80/365 (to reflect the one-half year period.)

37

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At an in person quarterly Board meeting held on November 14, 2017, called for the purpose, the Board of Trustees (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund included in this Annual Report (each, a “Renewal Fund”) and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company LLC ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

On February 24, 2017, the Board of Trustees (including the Trust’s Independent Trustees voting separately) also initially considered and unanimously approved (i) the initial Investment Advisory Agreement (“New Investment Advisory Agreement”), for the Global X U.S. Preferred ETF (the “New Fund”) and (ii) the Supervision and Administration Agreement between the Trust (“New Supervision and Administration Agreement”), on behalf the fund, and Global X Management. The New Advisory Agreement and the New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the continuation of the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed at greater detail below.

NEW FUND AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services to be provided to the New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Fund;

38

Approval of Investment Advisory Agreement (unaudited)

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that would be provided by Global X Management or made available to the New Fund; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet been operational for one calendar year, meaningful data relating to investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund;

•	The unitary fee (including the proposed investment advisory fee) ("Management Fee") that was proposed to be borne by the New Fund under the New Fund Agreements for the investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund) Fund; and

•	The expected profitability to Global X Management, if any, from all services to be provided to the New Fund and all aspects of the relationship between Global X Management and the New Fund.

39

Approval of Investment Advisory Agreement (unaudited)

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds, and/or other comparable registered funds;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services to be received and the Fees to be charged under the New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded that approval of the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.

40

Approval of Investment Advisory Agreement (unaudited)

Other Benefits

In considering the New Fund Agreements, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund. As a result, the Board concluded that, in the exercise of its business judgement, all information it considered supported approval of the New Fund Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

41

Approval of Investment Advisory Agreement (unaudited)

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed at greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds and the adequacy of Global X Management’s personnel resources that would continue to be made available to the Renewal Funds; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of under-performance and over-performance with

42

Approval of Investment Advisory Agreement (unaudited)

respect to the comparator funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Boards approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of The Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds. The Board considered the Adviser’s detailed explanation of the fee structures of any Renewal Fund that was above the average and median for their peer groups;

•	the structure of the unified Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for the Renewal Funds was set at a competitive fee to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds

43

Approval of Investment Advisory Agreement (unaudited)

would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the categories discussed above, The Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors factors.

44

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

45

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Number of
Operational
Name,	Position(s)		Funds in
Address	Held		Trust
(Year of	with	Principal Occupation(s) During	Overseen by	Other Directorships Held
Birth)	Funds	the Past 5 Years	Trustee	by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (consulting firm) (since 2007)	52[3]	None
Scott R. Chichester[1] 600 Lexington Ave, 20th Floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, AdeptPros Inc. (app development, training and consulting) (since 2012); Founder, Madison Park Advisors LLC (advisory services) (since 2011); CFO, Sterling Seal & Supply Inc. (since 2011); President & Treasurer, Bayview Acquisition Corp (2010-2012); Founder and President, DirectPay USA LLC (payroll company) (since 2006); Proprietor, Scott R. Chichester CPA (CPA firm) (since 2001)	52[3]	Director of AdeptPros Inc. (since 2015); Director of Sterling Seal & Supply Inc. (since 2011); Director of Bayview Acquisition Corp. (since 2010); Trustee of ARK ETF Trust (since 2014)
Kartik Kiran Shah 600 Lexington Ave, 20th Floor New York, NY 10022 (1977)	Trustee (since 2008)	Chief Business Officer, Oxeia Biopharmaceuticals, Inc. (since 2014); Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (non-financial services) (2011-2012)	52[3]	Director of Oxeia Biopharmaceuticals, Inc. (since 2014)

46

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of November 30, 2017:

Number of Funds
		Principal Occupation(s)	in Trust	Other
Name, Address	Position(s) Held	During	Overseen by	Directorships Held
(Year of Birth)	with Funds	the Past 5 Years	Trustee	by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 600 Lexington Ave, 20th Floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer, Global X Management Company (“GXMC”) (since 2008); Chief Compliance Officer, GXMC (2008-2013)	52[3]	None
Luis Berruga 600 Lexington Ave, 20th Floor New York, NY 10022 (1977)	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2015)	Chief Financial Officer, GXMC (since 9/2015) and Chief Operating Officer (since 2/2014); Investment Banker, Jefferies (2012-2014); Regional Product Specialist, Morgan Stanley (2005 - 2012)	N/A	N/A
Daphne Tippens Chisolm 600 Lexington Ave, 20th Floor New York, NY 10022 (1969)	Secretary (since 2012)	General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014 and 2/2015 - 9/2016)	N/A	N/A
Joe Costello 600 Lexington Ave, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015)	N/A	N/A

47

Trustees and Officers of the Trust (unaudited)

Other Directorships
Name, Address	Position(s) Held	Principal Occupation(s) During	Held
(Year of Birth)	with Funds	the Past 5 Years	by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011- 2012); Associate of Drinker Biddle & Reath LLP (2006-2011)	N/A
Eric Kleinschmidt[4] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016)	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present)	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his successor is duly elected or appointed and qualified.

[3]	As of November 30, 2017, the Trust had ninety-six investment portfolios, fifty-two of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

48

Notice to Shareholders (unaudited)

For shareholders that do not have a November 30, 2017 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2017, the Fund has designated the following items with regard to distributions paid during the year.

					Qualifying
					for
					Corporate
	Long-Term	Ordinary			Dividends	Qualifying	U.S.	Interest	Short Term	Foreign
	Capital Gain	Income	Return of	Total	Received	Dividend	Government	Related	Capital Gain	Tax
	Distributions	Distributions	Capital	Distributions	Deduction (1)	Income (2)	Interest (3)	Dividends (4)	Dividends (5)	Credit
Global X MLP & Energy
Infrastructure ETF	0.00%	90.66%	9.34%	100.00%	48.95%	68.60%	0.00%	0.23%	0.00%	0.00%
Global X SuperDividend®
Alternatives ETF	0.00%	88.41%	11.59%	100.00%	80.55%	84.56%	0.00%	0.17%	100.00%	0.00%
Global X U.S. Preferred ETF	0.00%	100.00%	0.00%	100.00%	0.08%	0.08%	0.00%	48.24%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	"U.S. Government Interest" represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)	The percentage in this column represents the amount of "Interest Related Dividend" and is reflected as a percentage of ordinary income distributions. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of "Short Term Capital Gain Dividend" and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

49

Notes

50

Notes

51

Notes

52

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-006-0500

Global X FinTech ETF (ticker: FINX)

(formerly, Global X FinTech Thematic ETF)

Global X Internet of Things ETF (ticker: SNSR)

(formerly, Global X Internet of Things Thematic ETF)

Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)

(formerly, Global X Robotics & Artificial Intelligence Thematic ETF)

Global X Health & Wellness Thematic ETF (ticker: BFIT)

Global X Longevity Thematic ETF (ticker: LNGR)

Global X Millennials Thematic ETF (ticker: MILN)

Global X U.S. Infrastructure Development ETF (ticker: PAVE)

Global X Conscious Companies ETF (ticker: KRMA)

Global X Founder-Run Companies ETF (ticker: BOSS)

Global X Iconic U.S. Brands ETF (ticker: LOGO)

Annual Report

November 30, 2017

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N -Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov

Management Discussion of Fund Performance (unaudited)
Global X FinTech ETF

Global X FinTech ETF

The Global X FinTech ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Global Fintech Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that provide financial technology products and services, including companies involved in mobile payments, peer-to-peer and marketplace lending, financial analytics software and alternative currencies, as defined by the index provider.

For the 12-month period ended November 30, 2017 (the “Reporting Period”), the Fund increased 46.14%, while the Underlying Index increased 47.24%. The Fund had a net asset value of $14.91 per share on November 30, 2016 and ended the reporting period with a net asset value of $21.79 on November 30, 2017.

During the Reporting Period, the highest returns came from Square and LendingTree, which returned 203.09% and 188.12%, respectively. The worst performers were GFT Technologies and LendingClub, which returned -25.83% and -22.79%, respectively.

Financial Technology, or FinTech, is the application of cutting edge software and hardware to facilitate or improve traditional financial services. In some instances, these companies can be disruptive to entrenched industry players, such as peer-to-peer lenders look to disintermediate banks from the lending process. In other instances, FinTech firms can help improve existing processes or reduce costs at established firms, such as creating customized software to help a real estate firm manage their properties. During the Reporting Period, FINX experienced strong returns driven by a confluence of factors including a general tailwind for technology companies broadly, as well as the continued adoption of prominent FinTech categories like digital payments. During the Reporting Period, the Fund saw an average approximate exposure of 43% to the Data Processing and Outsourced Services sub-industry, 36% to Application Software, and 6% to Internet Software and Services. Geographically, the Fund maintained a high allocation of 67% to stocks in the United States, followed by Germany at 8%, and Switzerland at 7%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2017
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FinTech ETF	46.14%	46.12%	35.33%	35.53%
INDXX Global Fintech Thematic Index	47.24%	47.24%	36.27%	36.27%
MSCI ACWI Index	24.64%	24.64%	19.71%	19.71%

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on September 12, 2016.

The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X FinTech ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X Internet of Things ETF

Global X Internet of Things ETF

The Global X Internet of Things ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Global Internet of Things Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that facilitate the Internet of Things industry, including companies involved in wearable technology, home automation, connected automotive technology, sensors, networking infrastructure/software, smart metering and energy control devices, as defined by the index provider. The Internet of Things refers to the network of physical objects (devices, vehicles, equipment, homes, buildings) that are connected to the internet through embedded devices and software, which allows these physical objects to collect, analyze and exchange data.

For the 12-month period ended November 30, 2017 (the “Reporting Period”), the Fund increased 30.04%, while the Underlying Index increased 30.29%. The Fund had a net asset value of $15.52 per share on November 30, 2016 and ended the Reporting Period with a net asset value of $20.12 on November 30, 2017.

During the Reporting Period, the highest returns came from ams AG and STMicroelectronics, which returned 235.19% and 126.08%, respectively. The worst performers were Fingerprint Cards and Telit Communications, which returned -43.66% and -38.66%, respectively.

With the advent of high speed wireless internet and cheap internet-capable chips, things are getting “smarter.” From home appliances and cars, to public infrastructure and factories, many everyday objects are being connected to networks and the worldwide web as part of the spread of the Internet of Things. There are over approximately 12 billion devices connected to the internet, and the number is expected to grow to more than 45 billion by 2023, according to some estimates. During the reporting period, the Fund benefited from a broad increase in technology stocks as well as the continued proliferation of the Internet of Things theme. During the Reporting Period, the Fund had an average approximate allocation of 39% to the Semiconductors sub-industry, followed by 16% to Electrical Components and Equipment, and 10% to Communications Equipment. Geographically, the Fund’s exposures came predominately from the United States at 60%, followed by Switzerland at 17%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2017
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Internet of Things ETF	30.04%	29.47%	27.35%	27.55%
INDXX Global Internet of Things Thematic Index	30.29%	30.29%	27.33%	27.33%
MSCI ACWI Index	24.64%	24.64%	19.71%	19.71%

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on September 12, 2016.

The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X Internet of Things ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X Robotics & Artificial Intelligence ETF

Global X Robotics & Artificial Intelligence ETF

The Global X Robotics & Artificial Intelligence ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Global Robotics & Artificial Intelligence Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that are involved in the development of robotics and/or artificial intelligence, including companies involved in developing industrial robots and production systems, automated inventory management, unmanned vehicles, voice/image/text recognition, and medical robots or robotic instruments, as defined by the index provider.

For the 12-month period ended November 30, 2017 (the “Reporting Period”), the Fund increased 61.22%, while the Underlying Index increased 60.65%. The Fund had a net asset value of $14.87 per share on November 30, 2016 and ended the Reporting Period with a net asset value of $23.96 on November 30, 2017.

During the Reporting Period, the highest returns came from Yaskawa Electric and Daifuku, which returned 190.15% and 186.32%, respectively. The worst performers were TransEnterix and QinetiQ Group, which returned -54.65% and -1.27%, respectively.

Robotics and artificial intelligence (AI) combines the rapidly improving abilities of both physical and cognitive technologies. Increasingly, these technologies are being viewed as highly disruptive to existing processes in areas such as industrial manufacturing, transportation, defense, health care, and agriculture. In addition to these commercial uses, robotics and AI are also appearing in consumer capacities, through the development of electronic toys, drones, personal assistants, and home appliances. Given the rapid growth of these commercial and consumer segments, as well as rising expectations for future growth, the Fund experienced strong performance over the Reporting Period. Over the Reporting Period, the Fund saw an average approximate allocation of 30% to Industrial Machinery, 17% to Electronic Equipment and Instruments, 11% to Electronic Components, and 10% to Healthcare Equipment. It was exposed predominately to Japan (47%), followed by the United States (24%) and Switzerland (9%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2017
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Robotics & Artificial Intelligence ETF	61.22%	59.03%	48.32%	48.12%
INDXX Global Robotics & Artificial Intelligence Thematic Index	60.65%	60.65%	47.78%	47.78%
MSCI ACWI Index	24.64%	24.64%	19.71%	19.71%

(at Net Asset Value)

* The Fund commenced operations on September 12, 2016.

The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X Robotics & Artificial Intelligence ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X Health & Wellness Thematic ETF

Global X Health & Wellness Thematic ETF

The Global X Health & Wellness Thematic ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Global Health & Wellness Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that provide products and services that facilitate physical wellness through active and healthy lifestyles, including but not limited to companies involved in fitness equipment, fitness technology, athletic apparel, nutritional supplements, and organic/natural food offerings, as defined by the index provider.

For the 12-month period ended November 30, 2017 (the “Reporting Period”), the Fund increased 14.38%, while the Underlying Index increased 13.70%. The Fund had a net asset value of $14.72 per share on November 30, 2016 and ended the Reporting Period with a net asset value of $16.75 on November 30, 2017.

During the Reporting Period, the highest returns came from Weight Watchers International and Sanderson Farms, which returned 318.92% and 113.51%, respectively. The worst performers were Vitamin Shoppe and Bellamy's Australia, which returned -84.91% and -63.00%, respectively.

Population and average life expectancies have been on the rise around the globe, amid a backdrop of rapidly increasing health care costs. These trends have contributed to an increased desire among consumers to proactively lead healthy lifestyles. Rather than waiting to treat symptoms as they appear, many people are seeking to optimize their health and improve their quality of life by enhancing their physical and mental wellbeing. In an effort to capture this trend, the Fund had an average allocation of approximately 20% in the Apparel, Accessories and Luxury Goods sub-industry, 19% in the Packaged Foods and Meats sub -industry, and 17% in the Footwear sub -industry during the Reporting Period. Geographically, the Fund’s exposures came mainly from the United States at 43% and Japan at 15%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2017
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Health & Wellness Thematic ETF	14.38%	14.12%	7.10%	7.81%
INDXX Global Health & Wellness Thematic Index	13.70%	13.70%	6.26%	6.26%
MSCI ACWI Index	24.64%	24.64%	19.38%	19.38%

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on May 9, 2016.

The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X Health & Wellness Thematic ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X Longevity Thematic ETF

Global X Longevity Thematic ETF

The Global X Longevity Thematic ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Global Longevity Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that facilitate the demographic trend of longer average life spans and the aging of the global population, including but not limited to companies involved in biotechnology, medical devices, pharmaceuticals, senior living facilities and specialized health care services, as defined by the index provider.

For the 12-month period ended November 30, 2017 (the “Reporting Period”), the Fund increased 30.58%, while the Underlying Index increased 30.76%. The Fund had a net asset value of $15.17 per share on November 30, 2016 and ended the Reporting Period with a net asset value of $19.60 on November 30, 2017.

During the Reporting Period, the highest returns came from Kite Pharma and bluebird bio, which returned 253.01% and 186.33%, respectively. The worst performers were Axovant Sciences and Radius Health, which returned -59.20% and -46.81%, respectively.

Around the world, people are living longer while at the same time, birth rates are falling. These trends are combining to create a powerful demographic shift of a growing senior population, both in total size and as a percentage of the overall population. Senior citizens have distinct needs from other demographic groups, and in particular depend on pharmaceuticals, biomedical devices, senior housing and care. The Fund’s exposures to these segments heavily tilts towards the Health Care and Real Estate sectors, but is geographically agnostic. Over the Reporting Period, the Fund saw an average approximate allocation of 36% to Biotechnology, followed by Healthcare Equipment (34%) and Healthcare REITs (10%). The Fund benefitted from its Health Care-heavy exposures. It was predominately exposed to the United States (69%), followed by Denmark (7%) and Ireland (4%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2017
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Longevity Thematic ETF	30.58%	31.32%	17.92%	20.06%
INDXX Global Longevity Thematic Index	30.76%	30.76%	17.91%	17.91%
MSCI ACWI Index	24.64%	24.64%	19.39%	19.39%

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on May 9, 2016.

The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X Longevity Thematic ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X Millennials Thematic ETF

Global X Millennials Thematic ETF

The Global X Millennials Thematic ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Millennials Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the performance of U.S. listed companies that provide exposure to the millennial generation, as defined by the index provider. The millennial generation refers to the demographic generational group in the United States with birth years ranging from 1980 to 2000.

For the 12-month period ended November 30, 2017 (the “Reporting Period”), the Fund increased 23.05%, while the Underlying Index increased 23.50%. The Fund had a net asset value of $15.58 per share on November 30, 2016 and ended the Reporting Period with a net asset value of $19.11 on November 30, 2017.

During the Reporting Period, the highest returns came from Square and LendingTree, which returned 203.09% and 188.12%, respectively. The worst performers were Vitamin Shoppe and GNC Holdings, which returned -84.91% and -60.79%, respectively.

Millennials are the largest generation in the United States and are a moving into their prime spending years. Currently, the U.S. workforce consists of approximately 55 million millennials, and continues to grow. While this generation has grown up in rapidly changing times, they possess unique spending habits that favor different companies and business models than their Generation X and Baby Boomer counterparts. Over the long term, certain companies involved in areas such as social media, live experiences, fast-casual dining, health and wellness, education, employment, housing and home goods, and financial software and services are expected to potentially benefit from the rising spending power of millennials. In seeking to gain exposure to these various segments, the Fund saw an average approximate allocation of 17% to Internet Software and Services, 15% to Internet & Direct Marketing Retail, and 10% to Residential REITs. The Fund benefitted from its Information Technology and Consumer Discretionary exposures.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2017
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MillennialsThematic ETF	23.05%	22.97%	17.13%	16.88%
INDXX Millennials Thematic Index	23.50%	23.50%	17.53%	17.53%
S&P 500 Index	22.87%	22.87%	20.13%	20.13%

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on May 4, 2016.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X Millennials Thematic ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X U.S. Infrastructure Development ETF

Global X U.S. Infrastructure Development ETF

The Global X U.S. Infrastructure Development ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX U.S. Infrastructure Development Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the performance of U.S. listed companies that provide exposure to domestic infrastructure development, including companies involved in construction and engineering; production of infrastructure raw materials, composites and products; industrial transportation; and producers/distributors of heavy construction equipment, as defined by the index provider.

For the period from the Fund's commencement date on March 6, 2017 through November 30, 2017 (the “Reporting Period”), the Fund increased 7.88%, while the Underlying Index increased 8.29%. The Fund had a net asset value of $14.98 per share on March 6, 2017 and ended the reporting period with a net asset value of $16.16 on November 30, 2017.

During the Reporting Period, the highest returns came from Manitowoc and Calgon Carbon Corporation, which returned 59.44% and 57.71%, respectively. The worst performers were Team Inc. and Chicago Bridge & Iron, which returned -57.30% and -47.86%, respectively.

The Fund invests in companies that are expected to benefit from a potential increase in infrastructure activities in the United States. These activities could include the development of new public or private infrastructure, as well as repairs to existing infrastructure. These companies include raw material producers, heavy equipment manufacturers, and engineering and construction companies. The performance of these companies was largely impacted by politics in Washington as many are influenced by infrastructure spending at the federal level. However, due to continued political gridlock, many state and local governments are looking to address their own infrastructure needs. From the Fund’s inception to November 30, 2017, the Fund saw an average approximate allocation of 66% to Industrials, 27% to Materials, and 4 % to Information Technology.

	AVERAGE TOTAL RETURN FOR THE
	PERIOD ENDED NOVEMBER 30, 2017
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X U.S. Infrastructure Development ETF	7.88%	8.08%
INDXX U.S. Infrastructure Development Index	8.29%	8.29%
S&P 500 Index	13.14%	13.14%

* The Fund commenced operations on March 6, 2017.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X U.S. Infrastructure Development ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X Conscious Companies ETF

Global X Conscious Companies ETF

The Global X Conscious Companies ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Concinnity Conscious Companies Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies listed in the United States that operate their businesses in a sustainable and responsible manner, as measured by their ability to achieve positive outcomes that are consistent with a multi-stakeholder operating system (“MsOS”), as defined by the index provider. The MsOS is a corporate governance structure that seeks to account for the multiple stakeholders that are critical for the ongoing success of the business, and incorporate the considerations of these stakeholders into the corporate decision-making and problem-solving process. The index provider conducts its analysis based on the following five key stakeholder groups: (1) Customers, (2) Employees, (3) Suppliers, (4) Stock and Debt Holders, and (5) Communities in which the companies operate.

For the 12-month period ended November 30, 2017 (the “Reporting Period”), the Fund increased 22.95%, while the Underlying Index increased 23.51%. The Fund had a net asset value of $15.79 per share on November 30, 2016 and ended the Reporting Period with a net asset value of $19.23 on November 30, 2017.

During the Reporting Period, the highest returns came from NVIDIA and Boeing, which returned 118.53% and 89.03%, respectively. The worst performers were General Electric and Chipotle Mexican Grill, which returned -38.50% and -31.40%, respectively.

While aligning investments with one’s personal values continues to gain traction, there are a variety of available methods to achieve this goal. Many values-based strategies apply a negative screening approach which starts with a broad market index and removes companies that score poorly in the pillars of Environmental, Social, and Governance (ESG). The Fund takes a different approach, looking to positively identify companies that seek beneficial outcomes for a variety of stakeholders, including employees, suppliers, customers, investors, and local communities. The investment adviser believes this methodology more proactively identifies the companies looking to have a positive influence across a number of measures. During the Reporting Period, the Fund had the highest average approximate exposure to the consumer discretionary (17%), information technology (16%), and industrials (15%) sectors.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2017
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Conscious Companies ETF	22.95%	22.78%	19.92%	19.96%
Concinnity Conscious Companies Index	23.51%	23.51%	20.40%	20.40%
S&P 500 Index	22.87%	22.87%	19.11%	19.11%

Growth of a 10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on July 11, 2016.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X Conscious Companies ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X Founder-Run Companies ETF

Global X Founder-Run Companies ETF

The Global X Founder-Run Companies ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive U.S. Founder-Run Companies Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to U.S. companies in which a founder or co-founder of the company is serving as the Chief Executive Officer of the company, as defined by the index provider.

For the period from the Fund's commencement date on February 13, 2017 through November 30, 2017 (the “Reporting Period”), the Fund increased 15.91%, while the Underlying Index increased 16.58%. The Fund had a net asset value of $15.02 per share on February 13, 2017 and ended the reporting period with a net asset value of $17.41 on November 30, 2017.

During the Reporting Period, the highest returns came from Kite Pharma and Juno Therapeutics, which returned 233.13% and 147.04%, respectively. The worst performers were Intercept Pharmaceuticals and Medicines Company, which returned -49.92% and -42.74%, respectively.

The Fund seeks to outperform the broad market over the long term by harnessing the unique characteristics of firms that are run by their original founders. A significant portion of these founders’ personal wealth is often tied to the companies they lead. Therefore, these companies often focus on long-term value creation through innovation and entrepreneurialism and are less concerned with short term growth targets. In addition, founders tend to pay themselves lower salaries and take on less debt than average. The Fund saw an average approximate allocation of 28% in the Information Technology sector, 21% in the Health Care sector, and 14% in the Consumer Discretionary sector from the Fund’s inception to November 30, 2017.

	AVERAGE TOTAL RETURN FOR THE
	PERIOD ENDED NOVEMBER 30, 2017
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Founder-Run Companies ETF	15.91%	16.91%
Solactive U.S. Founder-Run Companies Index	16.58%	16.58%
S&P 500 Index	15.60%	15.60%

* The Fund commenced operations on February 13, 2017.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X Founder-Run Companies ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X Iconic U.S. Brands ETF

Global X Iconic U.S. Brands ETF

The Global X Iconic U.S. Brands ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Accuvest Iconic U.S. Brands Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the broad-based performance of U.S. listed and domiciled securities with iconic brands, as defined by the index provider. Companies with iconic brands are defined by the index provider as the leading companies from a select list of Business-to-Consumer and Business-to-Business sub-industries that provide exposure to consumer spending or to the consumption supply chain.

For the period from the Fund's commencement date on October 16, 2017 through November 30, 2017 (the “Reporting Period”), the Fund increased 3.48%, while the Underlying Index increased 3.52%. The Fund had a net asset value of $14.96 per share on October 16, 2017, its inception date, and ended the Reporting Period with a net asset value of $15.48 on November 30, 2017.

During the Reporting Period, the highest returns came from Anthem Inc. and Kroger Co., which returned 27.86% and 27.23%, respectively. The worst performers were Newell Brands Inc and Celgene Corp., which returned -27.01% and -26.25%, respectively.

Approximately 70% of U.S. gross domestic product stems from the consumption of goods and services. The companies that are in the best position to benefit from the economy’s high dependence on consumption tend to be large, well-known brands with established loyal customer bases. The Fund seeks to invest in these companies including those from traditional consumer sectors, like Consumer Discretionary and Consumer Staples, as well as less traditional sectors that play an important role in consumption, like Information Technology, Health Care, and Financials, amongst others. During the Reporting Period, the Fund had the highest average approximate exposure to the Consumer Discretionary (35%), Information Technology (16%), and Financials (15%) sectors.

	AVERAGE TOTAL RETURN FOR THE
	PERIOD ENDED NOVEMBER 30, 2017
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Iconic U.S. Brands ETF	3.48%	3.20%
Accuvest Iconic U.S. Brands Index	3.52%	3.52%
S&P 500 Index	3.81%	3.81%

* The Fund commenced operations on October 16, 2017.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The accompanying notes are an integral part of the financial statements.

Management Discussion of Fund Performance (unaudited)
Global X Iconic U.S. Brands ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X FinTech ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 3.2%
Technology — 3.2%
IRESS	91,580	$756,411
MYOB Group	322,900	855,504
TOTAL AUSTRALIA		1,611,915
CHINA— 2.5%
Financials — 2.5%
Yirendai ADR	31,214	1,244,190
DENMARK — 8.0%
Industrials — 5.4%
Nets * (A)	103,620	2,717,624
Technology — 2.6%
SimCorp	21,610	1,302,133
TOTAL DENMARK		4,019,757
GERMANY — 9.2%
Financials — 1.0%
Hypoport *	3,280	507,244
Technology — 8.2%
GFT Technologies	13,792	203,506
Wirecard	36,206	3,866,325
		4,069,831
TOTAL GERMANY		4,577,075
ISLE OF MAN — 4.1%
Technology — 4.1%
Paysafe Group *	258,350	2,051,091
JAPAN — 0.4%
Technology — 0.4%
Metaps *	6,900	192,377
SWITZERLAND — 7.7%
Financials — 1.0%
Leonteq	8,570	507,505
Technology — 6.7%
Temenos Group	26,863	3,321,113

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
TOTAL SWITZERLAND		$3,828,618
UNITED STATES — 64.7%
Financials — 13.5%
Black Knight *	37,279	1,673,827
HealthEquity *	32,000	1,659,840
LendingClub *	215,455	941,538
LendingTree *	6,376	1,925,234
On Deck Capital *	38,250	202,343
Virtu Financial, Cl A	21,495	350,369
		6,753,151
Technology — 51.2%
Blucora *	22,717	466,834
Bottomline Technologies *	21,591	719,628
Ellie Mae *	18,172	1,606,223
Envestnet *	23,390	1,149,619
Fidelity National Information Services	28,639	2,701,517
First Data, Cl A *	130,849	2,152,466
Fiserv *	18,850	2,477,833
Guidewire Software *	29,940	2,227,237
Intuit	17,348	2,727,453
Mitek Systems *	17,599	158,391
PayPal Holdings *	45,117	3,416,710
Square, Cl A *	84,525	3,315,071
SS&C Technologies Holdings	62,793	2,592,723
		25,711,705
TOTAL UNITED STATES		32,464,856
TOTAL COMMON STOCK
(Cost $46,802,345)		49,989,879
TOTAL INVESTMENTS — 99.8%
(Cost $46,802,345)		$49,989,879

Percentages are based on Net Assets of $50,105,596.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of November 30, 2017 was $2,717,624 and represents 5.4% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of November 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Internet of Things ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRIA — 6.4%
Technology — 6.4%
AMS	55,740	$5,438,048
CANADA — 0.6%
Technology — 0.6%
Sierra Wireless *	21,151	478,414
FRANCE— 4.3%
Industrials — 4.3%
Legrand	24,634	1,849,283
Schneider Electric	21,593	1,859,148
TOTAL FRANCE		3,708,431
HONG KONG — 0.4%
Industrials — 0.4%
Wasion Group Holdings	659,760	327,760
JAPAN — 0.8%
Industrials — 0.6%
Nippon Ceramic	17,620	479,450
Technology — 0.2%
JIG-SAW *	4,226	205,059
TOTAL JAPAN		684,509
NETHERLANDS — 2.0%
Technology — 2.0%
NXP Semiconductors *	15,510	1,758,679
NORWAY— 0.6%
Technology — 0.6%
Nordic Semiconductor *	107,812	512,415
SWEDEN — 0.5%
Industrials — 0.5%
Fingerprint Cards, Cl B	202,550	416,331
SWITZERLAND — 11.0.%
Industrials — 2.0%
ABB	67,152	1,722,653
Technology — 9.0%
STMicroelectronics	340,523	7,730,669
TOTAL SWITZERLAND		9,453,322

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 6.8%
Technology — 6.8%
Advantech	459,543	$3,064,233
eMemory Technology	49,862	658,310
MediaTek	190,400	2,069,427
TOTAL TAIWAN		5,791,970
UNITED KINGDOM — 0.2%
Technology — 0.2%
Telit Communications	83,730	170,012
UNITED STATES — 66.3%
Health Care — 3.9%
DexCom *	57,015	3,331,386
Industrials — 22.4%
Ambarella *	22,130	1,200,995
Badger Meter	19,188	890,323
Belden	27,903	2,363,105
Emerson Electric	28,916	1,874,335
Honeywell International	12,665	1,975,233
Itron *	25,499	1,643,411
Johnson Controls International	40,594	1,527,958
Rockwell Automation	10,582	2,043,173
Sensata Technologies Holding *	112,991	5,643,901
		19,162,434
Technology — 40.0%
Alarm.com Holdings *	30,555	1,252,450
Analog Devices	20,884	1,798,321
Cisco Systems	53,320	1,988,835
Cypress Semiconductor	217,495	3,482,095
Fitbit, Cl A *	122,046	837,236
Garmin	99,198	6,158,212
Impinj *	13,512	344,151
Intel	49,430	2,216,441
InterDigital	22,887	1,741,701
International Business Machines	11,000	1,693,670
NETGEAR *	21,399	1,102,049
QUALCOMM	30,073	1,995,043
Rambus *	73,677	1,090,420
Sigma Designs *	42,487	248,549
Silicon Laboratories *	27,952	2,546,427
Silver Spring Networks *	34,939	561,470
Skyworks Solutions	49,373	5,171,328
		34,228,398

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Internet of Things ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$56,722,218
TOTAL COMMON STOCK
(Cost $76,922,065)	85,462,109

TOTAL INVESTMENTS — 99.9%
(Cost $76,922,065)	$85,462,109

Percentages are based on Net Assets of $85,520,999.

*	Non-income producing security.

Cl — Class

As of November 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Robotics & Artificial Intelligence ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 97.7%
CANADA— 2.4%
Industrials — 2.4%
ATS Automation Tooling Systems *	951,145	$11,842,246
Maxar Technologies	374,708	23,634,846
TOTAL CANADA		35,477,092
FINLAND— 2.3%
Industrials — 2.3%
Cargotec, Cl B	569,420	32,677,761
GERMANY— 2.3%
Industrials — 2.3%
KUKA	212,503	32,719,476
ISRAEL— 1.0%
Health Care — 1.0%
Mazor Robotics ADR *	244,409	14,212,383
JAPAN— 49.2%
Health Care — 1.3%
CYBERDYNE *	1,401,284	18,620,341
Industrials — 47.9%
Daifuku	1,245,506	68,115,783
FANUC	451,375	112,717,701
Hirata	110,531	12,218,118
Keyence	194,358	112,736,498
Mitsubishi Electric	6,169,237	102,126,908
Omron	1,207,294	71,528,164
SMC	176,163	71,579,747
Toshiba Machine	1,519,261	10,766,042
Yaskawa Electric	2,543,019	112,487,771
		674,276,732
TOTAL JAPAN		692,897,073
SWITZERLAND— 8.1%
Health Care — 1.8%
Tecan Group	119,782	24,726,118
Industrials — 6.3%
ABB	3,469,663	89,007,394

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Robotics & Artificial Intelligence ETF

	Shares / Face
	Amount	Value
COMMON STOCK — continued
TOTAL SWITZERLAND		$113,733,512
UNITED KINGDOM— 5.0%
Industrials — 5.0%
QinetiQ Group	5,841,158	17,086,854
Renishaw	751,858	54,093,798
TOTAL UNITED KINGDOM		71,180,652
UNITED STATES— 27.4%
Consumer Goods — 1.4%
iRobot *	282,451	19,381,788
Health Care — 8.1%
Accuray *	821,781	4,232,172
Intuitive Surgical *	275,914	110,304,900
		114,537,072
Industrials — 8.8%
Aerovironment *	235,809	10,748,174
FARO Technologies *	167,535	8,762,081
John Bean Technologies	326,454	39,092,867
Trimble Navigation *	1,556,899	65,374,189
		123,977,311
Technology — 9.1%
Brooks Automation	717,263	17,852,676
NVIDIA	554,125	111,218,429
		129,071,105
TOTAL UNITED STATES		386,967,276
TOTAL COMMON STOCK
(Cost $1,249,624,244)		1,379,865,225

U.S. TREASURY OBLIGATION — 7.1%
United States Treasury Bill
0.950%, 12/07/17(A)
(Cost $99,984,167)	100,000,000	99,983,979
TOTAL INVESTMENTS — 104.8%
(Cost $1,349,608,411)		$1,479,849,204

Percentages are based on Net Assets of $1,412,589,454.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Robotics & Artificial Intelligence ETF

The following is a summary of the level of inputs used as of November 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,379,865,225	$—	$—	$1,379,865,225
U.S. Treasury Obligation	—	99,983,979	—	99,983,979
Total Investments in Securities	$1,379,865,225	$99,983,979	$—	$1,479,849,204

For the period ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Health & Wellness Thematic ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 1.2%
Consumer Goods — 1.2%
Blackmores	235	$29,907
CANADA— 3.4%
Consumer Goods — 3.4%
Gildan Activewear	2,683	85,261
CHINA— 6.0%
Consumer Goods — 5.7%
ANTA Sports Products	25,571	114,593
Li Ning *	29,770	23,137
Xtep International Holdings	16,644	6,180
		143,910
Health Care — 0.3%
iKang Healthcare Group ADR *	496	7,261
TOTAL CHINA		151,171
FINLAND — 1.7%
Consumer Goods — 1.7%
Amer Sports	1,653	43,499
FRANCE — 3.6%
Consumer Goods — 3.6%
Danone	1,060	89,635
GERMANY— 6.7%
Consumer Goods — 6.7%
adidas	384	80,217
Puma	200	89,188
TOTAL GERMANY		169,405
HONG KONG — 2.5%
Consumer Goods — 2.5%
Yue Yuen Industrial Holdings	17,769	63,475
IRELAND— 2.6%
Consumer Goods — 2.6%
Glanbia^	3,481	64,936

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
ITALY— 1.1%
Consumer Goods — 1.1%
Technogym (A)	2,792	$26,849
JAPAN — 15.1%
Consumer Goods — 13.0%
ABC-Mart	1,156	63,634
Ariake Japan	459	41,755
Asics	2,789	41,272
Goldwin	139	10,185
Shimano	491	68,096
Yakult Honsha	1,249	97,773
Yonex	680	4,624
		327,339
Consumer Services — 0.7%
Tosho	334	10,327
Xebio Holdings	447	8,257
		18,584
Health Care — 1.4%
Tsumura	988	34,257
TOTAL JAPAN		380,180
NETHERLANDS — 0.4%
Consumer Goods — 0.4%
Wessanen	530	10,677
SOUTH KOREA— 1.1%
Consumer Goods — 0.8%
Youngone	609	19,083
Consumer Services — 0.3%
Fila Korea	112	8,203
TOTAL SOUTH KOREA		27,286
TAIWAN— 6.5%
Consumer Goods — 6.5%
Feng TAY Enterprise	9,324	39,013
Giant Manufacturing	5,126	25,635
Merida Industry	4,088	16,900
Pou Chen	41,146	49,385
Standard Foods	12,775	31,986
TOTAL TAIWAN		162,919
UNITED KINGDOM — 4.1%
Consumer Goods — 0.2%
Glanbia^	210	3,891

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 3.9%
JD Sports Fashion	12,855	$57,388
Sports Direct International	7,837	40,154
		97,542
TOTAL UNITED KINGDOM		101,433
UNITED STATES — 43.8%
Consumer Goods — 29.8%
Calavo Growers	245	18,718
Cal-Maine Foods	611	30,397
Columbia Sportswear	970	68,201
Fitbit, Cl A *	1,290	8,849
Hain Celestial Group *	1,444	59,348
Herbalife *	1,236	86,693
Lululemon Athletica *	1,390	93,074
Medifast	162	11,102
Nautilus *	425	5,568
NIKE, Cl B	1,303	78,727
Nu Skin Enterprises, Cl A	737	50,050
Nutrisystem	418	21,214
Sanderson Farms	317	53,792
SunOpta *	1,045	8,256
Under Armour, Cl A *	2,565	34,089
USANA Health Sciences *	342	24,521
VF	1,315	95,943
		748,542
Consumer Services — 9.3%
Dick's Sporting Goods	1,230	36,236
Finish Line, Cl A	467	5,039
Foot Locker	997	42,711
GNC Holdings, Cl A	972	5,424
Hibbett Sports *	235	4,688
Planet Fitness, Cl A *	1,011	32,726
Sprouts Farmers Market *	1,905	44,539
United Natural Foods *	706	33,902
Vitamin Shoppe *	353	1,324
Weight Watchers International *	426	18,774
Zumiez *	409	8,916
		234,279
Health Care — 4.3%
DexCom *	943	55,099
Prestige Brands Holdings *	739	33,403
Tivity Health	546	20,093
		108,595

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.4%
MINDBODY, Cl A *	272	$8,867
TOTAL UNITED STATES		1,100,283
TOTAL COMMON STOCK
(Cost $2,339,506)		2,506,916
TOTAL INVESTMENTS — 99.8%
(Cost $2,339,506)		$2,506,916

Percentages are based on Net Assets of $2,512,024.

*	Non-income producing security.
^	Irish Security listed on the Irish Stock Exchange and London Stock Exchange.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of November 30, 2017 was $26,849 and represents 1.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of November 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2017, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Longevity Thematic ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 1.2%
Health Care — 1.2%
Cochlear	539	$73,948
Regis Healthcare	6,263	17,972
TOTAL AUSTRALIA		91,920
BELGIUM— 0.1%
Health Care — 0.1%
Ion Beam Applications	386	11,212
CHINA— 0.3%
Health Care — 0.3%
Luye Pharma Group	32,947	21,809
DENMARK — 7.6%
Health Care — 7.6%
Genmab *	571	112,522
GN Store Nord	872	27,494
H Lundbeck	1,852	93,554
Novo Nordisk, Cl B	5,699	294,733
William Demant Holding *	2,473	68,108
TOTAL DENMARK		596,411
FRANCE — 2.4%
Health Care — 2.4%
BioMerieux	1,111	92,848
Korian	667	23,290
Orpea	567	68,451
TOTAL FRANCE		184,589
GERMANY— 3.1%
Health Care — 3.1%
Fresenius Medical Care & KGaA	2,455	244,335
ITALY— 0.3%
Health Care — 0.3%
Amplifon	1,625	25,440
JAPAN— 3.5%
Health Care — 3.5%
Kissei Pharmaceutical	793	22,712

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Miraca Holdings	452	$19,691
Mochida Pharmaceutical	271	19,664
Nipro	1,535	22,276
Terumo	3,548	170,575
Toho Holdings	966	20,139
TOTAL JAPAN		275,057
NEW ZEALAND — 0.3%
Health Care — 0.3%
Ryman Healthcare	3,334	24,001
SOUTH KOREA— 3.1%
Health Care — 3.1%
Celltrion *	1,143	210,167
ViroMed *	249	36,060
TOTAL SOUTH KOREA		246,227
SWEDEN— 0.5%
Health Care — 0.5%
Attendo (A)	2,032	21,249
Elekta, Cl B	2,277	19,071
TOTAL SWEDEN		40,320
SWITZERLAND — 2.9%
Health Care — 2.9%
Sonova Holding	614	97,982
Straumann Holding	148	110,327
Ypsomed Holding	107	18,089
TOTAL SWITZERLAND		226,398
TAIWAN — 0.2%
Health Care — 0.2%
OBI Pharma *	2,334	11,789
UNITED KINGDOM — 2.3%
Consumer Goods — 0.3%
McCarthy & Stone (A)	8,647	19,313
Health Care — 2.0%
Smith & Nephew	8,154	144,594
Vectura Group *	10,410	13,634
		158,228
TOTAL UNITED KINGDOM		177,541
UNITED STATES — 72.1%
Consumer Services — 0.3%
Diplomat Pharmacy *	1,377	24,648

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 62.6%
AbbVie	3,204	$310,533
ABIOMED *	409	79,690
ACADIA Pharmaceuticals *	1,140	34,485
Align Technology *	753	196,443
Alkermes *	1,436	75,088
Amedisys *	389	21,006
Amgen	1,265	222,210
Array BioPharma *	2,427	27,304
Axovant Sciences *	1,025	5,658
Becton Dickinson	1,127	257,192
BeiGene ADR *	543	43,440
Biogen Idec *	767	247,104
Bluebird Bio *	242	41,818
Blueprint Medicines *	473	35,503
Boston Scientific *	8,411	221,041
Brookdale Senior Living *	1,565	16,730
Celgene *	1,649	166,269
Clovis Oncology *	377	23,702
DaVita *	1,826	111,496
DENTSPLY SIRONA	2,154	144,340
DexCom *	811	47,387
Eagle Pharmaceuticals *	234	13,820
Edwards Lifesciences *	1,979	231,939
Ensign Group	1,065	25,848
Exact Sciences *	892	53,056
Exelixis *	2,731	73,955
FibroGen *	842	39,995
Glaukos *	424	11,350
Halozyme Therapeutics *	1,629	30,413
Incyte *	1,492	147,693
Inogen *	266	34,245
Insulet *	488	35,004
Integra LifeSciences Holdings *	496	24,116
Ionis Pharmaceuticals *	1,163	64,535
Juno Therapeutics *	873	47,683
Lexicon Pharmaceuticals *	1,376	14,063
LivaNova *	400	34,872
Medtronic	2,576	211,567
Merit Medical Systems *	714	31,023
Myriad Genetics *	1,148	39,755
Natus Medical *	521	20,866
NuVasive *	282	16,269
Puma Biotechnology *	578	61,210
Quest Diagnostics	1,287	126,718

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Radius Health *	571	$16,165
Regeneron Pharmaceuticals *	562	203,365
Sage Therapeutics *	282	26,060
Seattle Genetics *	1,338	81,524
Stryker	1,583	246,948
TESARO *	505	42,723
Varian Medical Systems *	876	97,893
Vertex Pharmaceuticals *	1,795	259,002
Wright Medical Group *	690	16,774
Zimmer Biomet Holdings	1,731	202,700
		4,911,588
Industrials — 0.3%
Integer Holdings *	512	24,806
Real Estate Investment Trusts — 8.8%
HCP	4,394	116,177
LTC Properties	417	19,115
National Health Investors	277	21,606
Omega Healthcare Investors	1,847	49,592
Quality Care Properties *	1,060	15,571
Sabra Health Care	1,545	29,726
Senior Housing Properties Trust	2,232	42,743
Ventas	3,144	201,248
Welltower	2,828	190,777
		686,555
TOTAL UNITED STATES		5,647,597
TOTAL COMMON STOCK
(Cost $7,334,511)		7,824,646

TOTAL INVESTMENTS — 99.8%
(Cost $7,334,511)		$7,824,646

Percentages are based on Net Assets of $7,840,680.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of November 30, 2017 was $40,562 and represents 0.5% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of November 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Millennials Thematic ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
Consumer Goods — 14.7%
Carter's	841	$91,097
Columbia Sportswear	1,236	86,903
Fitbit, Cl A *	4,916	33,724
GoPro, Cl A *	3,435	29,335
Hasbro	2,204	205,016
Lululemon Athletica *	2,213	148,182
Michael Kors Holdings *	2,670	156,035
NIKE, Cl B	6,536	394,906
Under Armour, Cl A *	3,245	43,126
VF	5,156	376,182
Wayfair, Cl A *	962	67,330
Zynga, Cl A *	13,649	55,961
		1,687,797
Consumer Services — 46.1%
Amazon.com *	331	389,504
Avis Budget Group *	1,452	55,321
Bed Bath & Beyond	2,516	56,333
Bright Horizons Family Solutions *	1,041	92,598
CarMax *	3,213	221,408
Chegg *	2,134	32,458
Children's Place Retail Stores	309	41,066
Chipotle Mexican Grill, Cl A *	502	152,804
Costco Wholesale	2,113	389,700
Dick's Sporting Goods	1,485	43,748
DSW, Cl A	1,715	36,581
eBay *	8,723	302,426
El Pollo Loco Holdings *	2,722	28,717
Etsy *	2,075	34,155
Expedia	2,246	275,135
Francesca's Holdings *	4,833	35,861
GNC Holdings, Cl A	4,115	22,962
Groupon, Cl A *	9,768	55,092
GrubHub *	1,520	102,691

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Home Depot	2,019	$363,056
K12 *	1,912	31,624
L Brands	5,001	280,406
Liberty Expedia Holdings, Cl A *	955	43,051
Live Nation Entertainment *	3,631	164,775
Lowe's	4,073	339,565
Netflix *	1,696	318,136
Pandora Media *	4,420	22,100
Pier 1 Imports	8,068	39,453
Planet Fitness, Cl A *	1,504	48,684
priceline.com *	173	300,970
Sprouts Farmers Market *	2,381	55,668
Starbucks	5,936	343,220
TripAdvisor *	2,216	76,718
Trivago ADR *	3,060	20,961
TrueCar *	2,126	25,916
Vitamin Shoppe *	6,455	24,206
Walt Disney	3,428	359,323
Yelp, Cl A *	1,438	64,063
		5,290,455
Financials — 2.3%
LendingClub *	7,223	31,565
LendingTree *	212	64,013
Nelnet, Cl A	644	34,499
SLM *	7,592	87,840
Zillow Group, Cl A *	1,005	41,265
		259,182
Industrials — 6.5%
Fiserv *	2,613	343,479
MINDBODY, Cl A *	1,180	38,468
PayPal Holdings *	4,825	365,397
		747,344
Real Estate Investment Trusts — 10.0%
American Campus Communities	2,401	101,754
AvalonBay Communities	1,836	332,923
Camden Property Trust	1,632	148,969
Education Realty Trust	1,287	47,066
Equity Residential	4,942	330,224
UDR	4,713	185,362
		1,146,298
Technology — 20.2%
Alphabet, Cl A *	330	341,935
Apple	2,130	366,041
Blucora *	1,311	26,941

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Facebook, Cl A *	1,925	$341,072
IAC *	1,303	165,833
Instructure *	963	33,464
Intuit	2,278	358,147
Match Group *	1,278	37,573
Snap, Cl A *	14,291	196,930
Square, Cl A *	4,436	173,980
Twitter *	13,067	268,919
		2,310,835
TOTAL COMMON STOCK
(Cost $10,595,116)		11,441,911
TOTAL INVESTMENTS — 99.8%
(Cost $10,595,116)		$11,441,911

Percentages are based on Net Assets of $11,467,279.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of November 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X U.S. Infrastructure Development ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
Basic Materials — 18.4%
AK Steel Holding *	15,595	$75,948
Alcoa	9,080	376,911
Allegheny Technologies	5,409	123,163
Calgon Carbon	3,515	75,924
Century Aluminum *	3,620	47,965
Cleveland-Cliffs *	11,450	76,257
Commercial Metals	5,740	113,882
CSW Industrials *	1,525	73,352
Haynes International	1,350	43,254
Minerals Technologies	1,734	125,628
Nucor	9,610	552,575
Reliance Steel & Aluminum	3,601	283,075
RPM International	6,629	351,138
Ryerson Holding *	5,254	48,599
Steel Dynamics	12,105	466,042
United States Steel	8,561	247,584
Westlake Chemical	6,404	627,144
		3,708,441
Consumer Services — 0.7%
Herc Holdings *	1,125	66,578
Titan Machinery *	4,034	76,646
		143,224
Industrials — 77.1%
Acuity Brands	2,198	376,781
Advanced Drainage Systems	2,309	54,723
AECOM *	7,704	288,900
Aegion, Cl A *	2,395	66,174
Altra Industrial Motion	1,500	72,900
Anixter International *	1,645	117,617
Argan	750	44,250
Astec Industries	800	44,296
Atkore International Group *	2,084	44,348

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Badger Meter	1,450	$67,280
Chicago Bridge & Iron	4,971	81,127
Columbus McKinnon	2,025	80,878
Crane	2,915	248,854
CSX	12,034	670,895
Eagle Materials	2,401	268,744
Eaton	7,886	613,373
EMCOR Group	3,009	243,037
Emerson Electric	9,514	616,697
Exponent	951	71,800
Fastenal	11,238	588,759
Fluor	6,916	334,804
Fortive	10,097	753,741
General Cable	2,745	59,017
Genesee & Wyoming, Cl A *	3,045	240,007
Global Brass & Copper Holdings	1,675	57,955
Gorman-Rupp	1,720	56,640
Granite Construction	1,970	130,749
H&E Equipment Services	2,150	79,958
HD Supply Holdings *	9,994	369,578
Hubbell, Cl B	2,750	345,923
Insteel Industries	1,500	41,325
Jacobs Engineering Group	5,996	393,517
Kansas City Southern	5,354	600,398
Lincoln Electric Holdings	3,276	298,575
Manitowoc *	2,038	81,887
Martin Marietta Materials	2,425	505,346
MasTec *	4,090	183,437
MDU Resources Group	9,699	271,087
Mueller Industries	2,850	103,740
Mueller Water Products, Cl A	8,054	100,594
MYR Group *	1,450	51,562
Norfolk Southern	4,753	658,908
Powell Industries	1,450	40,702
Quanta Services *	7,179	272,084
RBC Bearings *	1,175	156,804
Rexnord *	5,134	127,939
Rockwell Automation	3,774	728,684
SPX *	2,226	70,987
Stantec	5,671	153,684
Summit Materials, Cl A *	5,340	164,258
Team *	1,651	22,701
Tetra Tech	2,845	142,250
TimkenSteel *	3,301	49,845

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X U.S. Infrastructure Development ETF

	Shares / Face
	Amount	Value
COMMON STOCK — continued
Industrials — continued
Trimble Navigation *	12,445	$522,566
Tutor Perini *	1,875	47,250
Union Pacific	5,236	662,354
United Rentals *	4,199	669,657
US Concrete *	850	68,722
Valmont Industries	1,125	194,400
Vulcan Materials	4,340	545,321
Wabash National	3,151	63,493
Wabtec	4,421	339,975
WESCO International *	2,409	157,910
		15,581,767
Oil & Gas — 0.7%
MRC Global *	4,734	74,371
NOW *	5,334	55,047
		129,418
Technology — 1.4%
Calix *	7,730	51,018
Dycom Industries *	1,559	167,390
Silver Spring Networks *	4,359	70,049
		288,457
Utilities — 1.4%
Vectren	4,115	285,993
TOTAL COMMON STOCK
(Cost $18,373,542)		20,137,300

CORPORATE OBLIGATION — 0.0%
Mueller Industries
6.000%, 03/01/27 (Cost $1,000)	$1,000	1,027
TOTAL INVESTMENTS — 99.7%
(Cost $18,374,542)		$20,138,327

Percentages are based on Net Assets of $20,203,218.

*	Non-income producing security.

Cl — Class

The following is a summary of the level of inputs used as of November 30, 2017, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$20,137,300	$—	$—	$20,137,300
Corporate Obligation	—	1,027	—	1,027
Total Investments in Securities	$20,137,300	$1,027	$—	$20,138,327

For the period ended, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Conscious Companies ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 0.7%
Financials — 0.7%
Toronto-Dominion Bank	5,803	$330,423
UNITED STATES — 99.1%
Basic Materials — 2.9%
Air Products & Chemicals	2,139	348,743
Ecolab	2,487	338,033
Newmont Mining	8,862	327,805
Praxair	2,302	354,324
		1,368,905
Consumer Goods — 15.1%
Campbell Soup	7,133	351,657
Clorox	2,587	360,344
Coca-Cola	7,126	326,157
Colgate-Palmolive	4,580	331,821
Dr Pepper Snapple Group	3,667	330,727
Estee Lauder, Cl A	2,986	372,742
Ford Motor	26,993	337,952
General Mills	6,354	359,383
Hasbro	3,540	329,291
Hershey	3,008	333,677
Hormel Foods	10,872	396,285
Kellogg	5,378	355,808
Kimberly-Clark	2,937	351,735
Molson Coors Brewing, Cl B	3,938	307,558
NIKE, Cl B	6,159	372,127
PepsiCo	2,972	346,297
Pool	2,708	340,233

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Procter & Gamble	3,783	$340,432
PVH	2,539	341,622
Tupperware Brands	5,389	340,154
VF	4,620	337,075
		7,263,077
Consumer Services — 16.5%
Alaska Air Group	4,143	286,571
Amazon.com *	337	396,564
Best Buy	5,808	346,215
Cardinal Health	4,952	293,109
CarMax *	4,400	303,204
Choice Hotels International	4,869	382,216
Copart *	9,101	392,799
Costco Wholesale	2,028	374,024
CVS Health	4,329	331,601
Darden Restaurants	3,982	335,762
Delta Air Lines	6,187	327,416
eBay *	8,957	310,539
Home Depot	1,982	356,403
Kohl's	7,485	359,055
L Brands	7,406	415,255
Lowe's	4,128	344,151
Marriott International, Cl A	2,817	357,759
Nordstrom	7,907	359,374
Omnicom Group	4,640	331,482
priceline.com *	170	295,751
Southwest Airlines	5,596	339,510
Starbucks	6,063	350,563
Walt Disney	3,348	350,937
		7,940,260
Financials — 13.0%
Aflac	3,892	341,095
Allstate	3,514	360,747
American Express	3,506	342,571
BlackRock, Cl A	695	348,327
Capital One Financial	3,677	338,284
CBRE Group, Cl A *	8,327	361,059
Discover Financial Services	4,883	344,740
Jones Lang LaSalle	2,561	390,527
JPMorgan Chase	3,261	340,839
KeyCorp	17,825	338,319
Mastercard, Cl A	2,257	339,611
Moody's	2,239	339,925
PNC Financial Services Group	2,388	335,657

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Progressive	6,712	$356,944
T Rowe Price Group	3,410	350,957
Travelers	2,470	334,858
US Bancorp	6,071	334,816
Visa, Cl A	3,036	341,823
		6,241,099
Health Care — 11.6%
Abbott Laboratories	5,942	334,951
AbbVie	3,589	347,845
Amgen	1,825	320,580
Becton Dickinson	1,560	356,007
Biogen Idec *	1,042	335,701
Bristol-Myers Squibb	5,170	326,692
Celgene *	2,734	275,669
Edwards Lifesciences *	2,880	337,536
Eli Lilly	3,863	326,965
Illumina *	1,561	359,077
IQVIA Holdings *	3,216	328,064
Johnson & Johnson	2,324	323,803
Merck	5,212	288,067
Regeneron Pharmaceuticals *	771	278,994
Thermo Fisher Scientific	1,693	326,343
Varian Medical Systems *	3,065	342,514
Waters *	1,754	345,836
		5,554,644
Industrials — 13.9%
3M	1,402	340,882
Agilent Technologies	4,889	338,515
Automatic Data Processing	2,826	323,464
Ball	7,668	306,030
Boeing	1,237	342,401
Cummins	1,845	308,853
Danaher	3,618	341,394
FedEx	1,457	337,237
Fluor	7,703	372,902
General Electric	15,030	274,899
ManpowerGroup	2,654	342,101
Mettler-Toledo International *	492	309,571
Raytheon	1,740	332,601
Rockwell Automation	1,744	336,732
Rockwell Collins	2,436	322,307
Sonoco Products	6,292	336,685
Union Pacific	2,915	368,748
United Parcel Service, Cl B	2,749	333,866

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Waste Management	4,222	$347,260
WW Grainger	1,659	367,153
		6,683,601
Oil & Gas — 5.0%
Chevron	2,760	328,412
ConocoPhillips	6,454	328,380
Devon Energy	9,446	363,954
EOG Resources	3,411	349,014
Hess	7,468	342,632
Occidental Petroleum	4,999	352,430
Schlumberger	5,271	331,282
		2,396,104
Technology — 16.2%
Adobe Systems *	1,917	347,878
Akamai Technologies *	6,339	353,589
Alphabet, Cl A *	333	345,045
Analog Devices	3,645	313,871
Apple	2,095	360,026
Applied Materials	5,837	308,018
Autodesk *	2,759	302,662
Cisco Systems	9,517	354,984
Cognizant Technology Solutions, Cl A	4,406	318,466
Facebook, Cl A *	1,915	339,300
Intel	8,038	360,424
Intuit	2,214	348,085
KLA-Tencor	3,056	312,445
Microsoft	4,174	351,325
NVIDIA	1,656	332,376
Oracle	6,584	323,011
QUALCOMM	6,065	402,352
salesforce.com *	3,336	348,012
Teradata *	10,107	384,167
Texas Instruments	3,412	331,953
VMware, Cl A *	2,751	330,423
Workday, Cl A *	3,071	316,313
Xilinx	4,596	319,468
		7,804,193
Telecommunications — 1.4%
AT&T	9,438	343,355
Verizon Communications	6,724	342,184
		685,539
Utilities — 3.5%
Entergy	3,828	331,045
Exelon	8,235	343,482

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
NextEra Energy	2,134	$337,257
Sempra Energy	2,862	346,274
WEC Energy Group	4,925	342,238
		1,700,296
TOTAL UNITED STATES		47,637,718
TOTAL COMMON STOCK
(Cost $42,880,610)		47,968,141
TOTAL INVESTMENTS — 99.8%
(Cost $42,880,610)		$47,968,141

Percentages are based on Net Assets of $48,064,733.

*	Non-income producing security.

Cl — Class

As of November 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Founder-Run Companies ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
Basic Materials — 2.5%
Steel Dynamics	924	$35,574
Westlake Chemical	535	52,393
		87,967
Consumer Goods — 6.0%
Gentex	1,610	32,973
Hain Celestial Group *	895	36,785
National Beverage	379	41,356
Skechers U.S.A., Cl A *	1,310	45,981
Tesla *	105	32,429
Under Armour, Cl A *	1,538	20,440
		209,964
Consumer Services — 11.8%
Amazon.com *	36	42,363
Cheesecake Factory	520	25,501
Chipotle Mexican Grill, Cl A *	69	21,003
DISH Network, Cl A *	513	25,983
GrubHub *	770	52,021
L Brands	643	36,053
Las Vegas Sands	574	39,772
Netflix *	217	40,705
Texas Roadhouse, Cl A	310	15,832
TripAdvisor *	735	25,446
Urban Outfitters *	1,446	45,000
Wynn Resorts	270	42,681
		412,360
Financials — 11.4%
Athene Holding, Cl A *	620	29,803
BlackRock, Cl A	87	43,604
Capital One Financial	413	37,996

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Essent Group *	894	$39,560
Interactive Brokers Group, Cl A	955	54,492
Intercontinental Exchange	553	39,512
MarketAxess Holdings	172	33,586
SEI Investments	656	46,156
Signature Bank NY *	239	32,810
Wintrust Financial	468	39,242
		396,761
Health Care — 12.8%
Intercept Pharmaceuticals *	295	18,116
Ionis Pharmaceuticals *	687	38,122
Jazz Pharmaceuticals *	208	29,066
Juno Therapeutics *	1,327	72,481
Masimo *	322	28,607
Medicines *	671	19,459
MEDNAX *	548	27,285
Neurocrine Biosciences *	619	44,500
Regeneron Pharmaceuticals *	85	30,758
Seattle Genetics *	484	29,490
TESARO *	224	18,950
Ultragenyx Pharmaceutical *	514	25,952
United Therapeutics *	263	34,187
Universal Health Services, Cl B	275	29,796
		446,769
Industrials — 8.5%
Clean Harbors *	569	30,646
CoStar Group *	137	41,781
Euronet Worldwide *	400	36,540
FedEx	175	40,506
IPG Photonics *	262	59,993
Orbital ATK	336	44,332
TransDigm Group	145	41,149
		294,947
Oil & Gas — 4.4%
Antero Resources *	1,561	29,659
Continental Resources *	780	36,917
Laredo Petroleum *	2,572	27,495
Oasis Petroleum *	2,769	28,327
Parsley Energy, Cl A *	1,110	29,814
		152,212
Real Estate Investment Trusts — 12.2%
Acadia Realty Trust	1,159	32,487
Alexandria Real Estate Equities	299	37,991
American Campus Communities	704	29,835

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
American Homes 4 Rent, Cl A	1,442	$30,974
Apartment Investment & Management, Cl A	768	33,861
Brandywine Realty Trust	1,985	34,202
Camden Property Trust	408	37,242
DiamondRock Hospitality	3,073	34,387
GEO Group	1,008	26,752
Healthcare Trust of America, Cl A	1,058	32,364
Medical Properties Trust	2,624	35,923
Starwood Property Trust	1,522	32,997
Vornado Realty Trust	347	26,934
		425,949
Technology — 29.3%
Akamai Technologies *	543	30,288
Alphabet, Cl A *	36	37,302
athenahealth *	337	44,784
Cavium *	480	41,030
Cerner *	511	36,123
Cognizant Technology Solutions, Cl A	552	39,899
EPAM Systems *	430	43,619
Facebook, Cl A *	220	38,980
Fortinet *	848	35,667
Medidata Solutions *	506	33,720
Monolithic Power Systems	363	42,961
NetScout Systems *	878	27,262
NVIDIA	318	63,826
Paycom Software *	549	45,018
Pegasystems	287	14,479
salesforce.com *	384	40,059
Snap, Cl A *	1,466	20,201
Square, Cl A *	1,814	71,145
SS&C Technologies Holdings	903	37,285
Twitter *	2,007	41,304
Ubiquiti Networks *	642	42,905
Ultimate Software Group *	163	34,398
Veeva Systems, Cl A *	617	37,149
VeriSign *	372	42,817
ViaSat *	516	38,308
Workday, Cl A *	379	39,037
		1,019,566
Telecommunications — 1.0%
Zayo Group Holdings *	943	33,326

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Founder-Run Companies ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $3,297,268)	$3,479,821
TOTAL INVESTMENTS — 99.9%
(Cost $3,297,268)	$3,479,821

Percentages are based on Net Assets of $3,482,650.

*	Non-income producing security.

Cl — Class

As of November 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Iconic U.S. Brands ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%

Consumer Goods — 20.0%
Activision Blizzard	711	$44,366
Coca-Cola	318	14,555
Colgate-Palmolive	201	14,563
Constellation Brands, Cl A	75	16,319
Coty, Cl A	2,232	38,457
DR Horton	399	20,349
Estee Lauder, Cl A	144	17,976
Ford Motor	1,335	16,714
General Motors	1,248	53,777
Kimberly-Clark	120	14,371
Kraft Heinz	168	13,670
Lennar, Cl A	270	16,950
Lennar, Cl B	5	257
Molson Coors Brewing, Cl B	480	37,488
Mondelez International, Cl A	333	14,299
Newell Brands	867	26,851
NIKE, Cl B	735	44,409
PepsiCo	123	14,332
Procter & Gamble	159	14,308
Tesla *	39	12,045
Tyson Foods, Cl A	219	18,013
		464,069
Consumer Services — 34.2%
Amazon.com *	45	52,954
American Airlines Group	297	14,996
Best Buy	240	14,306
CarMax *	222	15,298
Carnival	213	13,981
Charter Communications, Cl A *	36	11,744
Comcast, Cl A	351	13,176
Costco Wholesale	93	17,152

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Iconic U.S. Brands ETF

	Shares	Value
COMMON STOCK — continued

Consumer Services — continued
CVS Health	543	$41,594
Delta Air Lines	294	15,558
Dollar General	192	16,911
Dollar Tree *	195	20,038
Expedia	300	36,750
Home Depot	279	50,170
Kroger	612	15,826
Lowe's	558	46,521
Marriott International, Cl A	435	55,245
McDonald's	93	15,993
Netflix *	84	15,757
priceline.com *	24	41,753
Ross Stores	780	59,303
Southwest Airlines	267	16,199
Starbucks	813	47,008
Target	261	15,634
Time Warner	426	38,983
TJX	201	15,186
Twenty-First Century Fox, Cl A	513	16,385
United Continental Holdings *	219	13,867
Walgreens Boots Alliance	180	13,097
Wal-Mart Stores	180	17,501
Walt Disney	141	14,780
		793,666
Financials — 15.5%
Allstate	153	15,707
Bank of America	606	17,071
BlackRock, Cl A	33	16,539
Capital One Financial	174	16,008
Charles Schwab	1,062	51,815
Citigroup	216	16,308
Goldman Sachs Group	63	15,602
JPMorgan Chase	474	49,542
MetLife	306	16,426
Morgan Stanley	315	16,257
Progressive	306	16,273
Prudential Financial	138	15,986
Synchrony Financial	492	17,658
US Bancorp	834	45,995
Visa, Cl A	144	16,213
Wells Fargo	276	15,586
		358,986
Health Care — 10.1%
Abbott Laboratories	297	16,742

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Iconic U.S. Brands ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
AbbVie	204	$19,772
Allergan	63	10,951
Anthem	75	17,622
Becton Dickinson	72	16,431
Bristol-Myers Squibb	765	48,340
Celgene *	111	11,192
Eli Lilly	531	44,944
Johnson & Johnson	108	15,048
Pfizer	432	15,664
UnitedHealth Group	75	17,113
		233,819
Industrials — 3.6%
Boeing	60	16,608
Deere	114	17,084
FedEx	69	15,971
PayPal Holdings *	249	18,857
United Parcel Service, Cl B	129	15,667
		84,187
Oil & Gas — 1.3%
Chevron	132	15,707
ExxonMobil	183	15,242
		30,949
Technology — 11.6%
Adobe Systems *	99	17,966
Alphabet, Cl A *	45	46,628
Apple	90	15,466
Broadcom	60	16,676
Cisco Systems	462	17,233
Facebook, Cl A *	258	45,712
Intel	402	18,026
Microsoft	201	16,918
Oracle	300	14,718
salesforce.com *	162	16,900
Western Digital	543	42,821
		269,064
Telecommunications — 3.5%
AT&T	381	13,861
Sprint *	1,731	10,369
T-Mobile US *	678	41,405
Verizon Communications	303	15,419
		81,054

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2017

Global X Iconic U.S. Brands ETF

Value
COMMON STOCK — continued

TOTAL COMMON STOCK
(Cost $2,242,980)	$2,315,794
TOTAL INVESTMENTS — 99.8%
(Cost $2,242,980)	$2,315,794

Percentages are based on Net Assets of $2,321,345.

*	Non-income producing security.

Cl — Class

As of November 30, 2017, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2017

			Global X Robotics
	Global X FinTech	Global X Internet	& Artificial
	ETF	of Things ETF	Intelligence ETF
Assets:
Cost of Investments	$46,802,345	$76,922,065	$1,349,608,411
Cost of Foreign Currency	—	—	726
Investments, at Value	$49,989,879	$85,462,109	$1,479,849,204
Foreign Currency, at Value	—	—	1,659
Cash	48,112	—	—
Receivable for Investment Securities Sold	78,862	156,060	10,944,253
Receivable for Capital Shares Sold	—	—	10,807,784
Dividend and Interest Receivable	9,554	94,758	1,300,964
Reclaim Receivable	405	4,592	31,454
Total Assets	50,126,812	85,717,519	1,502,935,318
Liabilities:
Due to Custodian	—	153,982	67,313,726
Payable for Investment Securities Purchased	—	—	21,785,731
Due to Broker	—	—	550,284
Payable due to Investment Adviser	21,216	42,538	696,123
Total Liabilities	21,216	196,520	90,345,864
Net Assets	$50,105,596	$85,520,999	$1,412,589,454
Net Assets Consist of:
Paid-in Capital	$46,904,655	$76,180,240	$1,289,286,865
Undistributed Net Investment Income/Accumulated Net Investment Loss	(14,233)	332,996	97,517
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	27,609	467,641	(7,065,131)
Net Unrealized Appreciation on Investments	3,187,534	8,540,045	130,240,793
Net Unrealized Appreciation on Foreign Currency Translations	31	77	29,410
Net Assets	$50,105,596	$85,520,999	$1,412,589,454
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,300,000	4,250,000	58,950,000
Net Asset Value, Offering and Redemption Price Per Share	$21.79	$20.12	$23.96

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2017

	Global X Health &	Global X	Global X
	Wellness Thematic	Longevity	Millennials
	ETF	Thematic ETF	Thematic ETF
Assets:
Cost of Investments	$2,339,506	$7,334,511	$10,595,116
Cost of Foreign Currency	15	1	—
Investments, at Value	$2,506,916	$7,824,646	$11,441,911
Foreign Currency, at Value	15	—	—
Cash	4,520	15,310	21,104
Dividend and Interest Receivable	1,326	2,976	8,722
Reclaim Receivable	249	930	—
Total Assets	2,513,026	7,843,862	11,471,737
Liabilities:
Payable due to Investment Adviser	1,002	3,182	4,458
Total Liabilities	1,002	3,182	4,458
Net Assets	$2,512,024	$7,840,680	$11,467,279
Net Assets Consist of:
Paid-in Capital	$2,281,090	$7,286,437	$10,615,694
Undistributed Net Investment Income	20,719	15,411	23,229
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	42,788	48,659	(18,439)
Net Unrealized Appreciation on Investments	167,410	490,135	846,795
Net Unrealized Appreciation on Foreign Currency Translations	17	38	—
Net Assets	$2,512,024	$7,840,680	$11,467,279
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	150,000	400,000	600,000
Net Asset Value, Offering and Redemption Price Per Share	$16.75	$19.60	$19.11

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2017

	Global X U.S.	Global X	Global X Founder-
	Infrastructure	Conscious	Run Companies	Global X Iconic
	Development ETF	Companies ETF	ETF	U.S. Brands ETF
Assets:
Cost of Investments	$18,374,542	$42,880,610	$3,297,268	$2,242,980
Investments, at Value	$20,138,327	$47,968,141	$3,479,821	$2,315,794
Cash	42,363	17,479	3,789	1,945
Dividend and Interest Receivable	29,574	95,354	629	4,494
Reclaim Receivable	89	—	—	—
Receivable for Capital Shares Sold	—	—	870,663	—
Total Assets	20,210,353	48,080,974	4,354,902	2,322,233
Liabilities:
Payable due to Investment Adviser	7,135	16,241	1,370	888
Payable for Investment Securities Purchased	—	—	870,868	—
Due to Broker	—	—	14	—
Total Liabilities	7,135	16,241	872,252	888
Net Assets	$20,203,218	$48,064,733	$3,482,650	$2,321,345
Net Assets Consist of:
Paid-in Capital	$18,367,884	$43,156,616	$3,248,402	$2,244,131
Undistributed Net Investment Income	71,549	553,267	5,657	4,420
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	—	(732,681)	46,038	(20)
Net Unrealized Appreciation on Investments	1,763,785	5,087,531	182,553	72,814
Net Assets	$20,203,218	$48,064,733	$3,482,650	$2,321,345
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,250,000	2,500,000	200,000	150,000
Net Asset Value, Offering and Redemption Price Per Share	$16.16	$19.23	$17.41	$15.48

The accompanying notes are an integral part of the financial statements.

Statements of Operations
November 30, 2017

			Global X Robotics
	Global X FinTech	Global X Internet	& Artificial
	ETF	of Things ETF	Intelligence ETF
Investment Income:
Dividend Income	$58,186	$671,078	$2,423,232
Interest Income	—	—	2,735
Less: Foreign Taxes Withheld	(1,547)	(31,544)	(279,686)
Total Investment Income	56,639	639,534	2,146,281
Supervision and Administration Fees(1)	70,051	280,104	1,948,208
Custodian Fees	91	8,237	41,768
Total Expenses	70,142	288,341	1,989,976
Net Expenses	70,142	288,341	1,989,976
Net Investment Income (Loss)	(13,503)	351,193	156,305
Net Realized Gain on:
Investments (2)	27,609	468,233	11,728,536
Foreign Currency Transactions	(74)	(11,062)	(58,787)
Net Realized Gain on Investments and Foreign Currency Transactions	27,535	457,171	11,669,749
Net Change in Unrealized Appreciation on:
Investments	3,204,264	8,438,264	130,260,380
Foreign Currency Translations	31	77	29,770
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	3,204,295	8,438,341	130,290,150
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	3,231,830	8,895,512	141,959,899
Net Increase in Net Assets Resulting from Operations	$3,218,327	$9,246,705	$142,116,204

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
November 30, 2017

	Global X Health &	Global X	Global X
	Wellness Thematic	Longevity	Millennials
	ETF	Thematic ETF	Thematic ETF
Investment Income:
Dividend Income	$34,065	$39,677	$58,610
Less: Foreign Taxes Withheld	(2,013)	(1,209)	—
Total Investment Income	32,052	38,468	58,610
Supervision and Administration Fees(1)	13,449	27,136	42,415
Custodian Fees	23	8	—
Total Expenses	13,472	27,144	42,415
Waiver of Supervision and Administration Fees	(2,692)	(6,251)	(8,858)
Net Expenses	10,780	20,893	33,557
Net Investment Income	21,272	17,575	25,053
Net Realized Gain on:
Investments (2)	42,792	269,235	501,828
Foreign Currency Transactions	(96)	(916)	—
Net Realized Gain on Investments and Foreign Currency Transactions	42,696	268,319	501,828
Net Change in Unrealized Appreciation on:
Investments	215,463	512,156	768,703
Foreign Currency Translations	67	88	—
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	215,530	512,244	768,703
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	258,226	780,563	1,270,531
Net Increase in Net Assets Resulting from Operations	$279,498	$798,138	$1,295,584

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
November 30, 2017

	Global X U.S.
	Infrastructure	Global X	Global X Founder-
	Development	Conscious	Run Companies	Global X Iconic
	ETF(1)	Companies ETF	ETF(2)	U.S. Brands ETF(3)
Investment Income:
Dividend Income	$108,510	$750,826	$19,008	$5,633
Less: Foreign Taxes Withheld	(145)	(1,557)	—	—
Total Investment Income	108,365	749,269	19,008	5,633
Supervision and Administration Fees(4)	45,444	166,491	13,351	1,213
Custodian Fees	—	1	—	—
Total Expenses	45,444	166,492	13,351	1,213
Waiver of Supervision and Administration Fees	(8,619)	–	–	–
Net Expenses	36,825	166,492	13,351	1,213
Net Investment Income	71,540	582,777	5,657	4,420
Net Realized Gain on:
Investments (5)	9	3,166,365	182,209	(20)
Net Realized Gain (Loss) on Investments	9	3,166,365	182,209	(20)
Net Change in Unrealized Appreciation on:
Investments	1,763,785	4,312,446	182,553	72,814
Net Change in Unrealized Appreciation on Investments	1,763,785	4,312,446	182,553	72,814
Net Realized and Unrealized Gain on Investments	1,763,794	7,478,811	364,762	72,794
Net Increase in Net Assets Resulting from Operations	$1,835,334	$8,061,588	$370,419	$77,214

(1)	The Fund commenced operations on March 6, 2017.
(2)	The Fund commenced operations on February 13, 2017.
(3)	The Fund commenced operations on October 16, 2017.
(4)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(5)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FinTech ETF		Global X Internet of Things ETF
	Year Ended	Period Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,	November 30,
	2017	2016(1)	2017	2016(1)
Operations:
Net Investment Income (Loss)	$(13,503)	$(656)	$351,193	$14,558
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	27,535	—	457,171	(380)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	3,204,295	(16,730)	8,438,341	101,781
Net Increase (Decrease) in Net Assets Resulting from Operations	3,218,327	(17,386)	9,246,705	115,959
Dividends and Distributions from:
Net Investment Income	—	—	(21,905)	—
Total Dividends and Distributions	—	—	(21,905)	—
Capital Share Transactions:
Issued	45,396,654	1,508,001	72,415,469	3,764,771
Increase in Net Assets from Capital Share Transactions	45,396,654	1,508,001	72,415,469	3,764,771
Total Increase in Net Assets	48,614,981	1,490,615	81,640,269	3,880,730
Net Assets:
Beginning of Period	1,490,615	—	3,880,730	—
End of Period	$50,105,596	$1,490,615	$85,520,999	$3,880,730
Undistributed Net Investment Income/Accumulated Net Investment Loss	$(14,233)	$(656)	$332,996	$14,770
Share Transactions:
Issued	2,200,000	100,000	4,000,000	250,000
Net Increase in Shares Outstanding from Share Transactions	2,200,000	100,000	4,000,000	250,000

(1)	The Fund commenced operations on September 12, 2016

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Robotics & Artificial		Global X Health & Wellness Thematic
	Intelligence ETF		ETF
	Year Ended	Period Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,	November 30,
	2017	2016(1)	2017	2016(2)
Operations:
Net Investment Income	$156,305	$2,222	$21,272	$7,061
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(3)	11,669,749	(90)	42,696	(14)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	130,290,150	(19,947)	215,530	(48,103)
Net Increase (Decrease) in Net Assets Resulting from Operations	142,116,204	(17,815)	279,498	(41,056)
Dividends and Distributions from:
Net Investment Income	(2,133)	—	(7,508)	—
Total Dividends and Distributions	(2,133)	—	(7,508)	—
Capital Share Transactions:
Issued	1,342,568,190	2,991,286	767,845	1,513,245
Redeemed	(75,066,278)	—	—	—
Increase in Net Assets from Capital Share Transactions	1,267,501,912	2,991,286	767,845	1,513,245
Total Increase in Net Assets	1,409,615,983	2,973,471	1,039,835	1,472,189
Net Assets:
Beginning of Period	2,973,471	—	1,472,189	—
End of Period	$1,412,589,454	$2,973,471	$2,512,024	$1,472,189
Undistributed Net Investment Income	$97,517	$2,132	$20,719	$7,050
Share Transactions:
Issued	62,100,000	200,000	50,000	100,000
Redeemed	(3,350,000)	—	—	—
Net Increase in Shares Outstanding from Share Transactions	58,750,000	200,000	50,000	100,000

(1)	The Fund commenced operations on September 12, 2016
(2)	The Fund commenced operations on May 9, 2016
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Longevity Thematic ETF		Global X Millennials Thematic ETF
	Year Ended	Period Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,	November 30,
	2017	2016(1)	2017	2016(2)
Operations:
Net Investment Income	$17,575	$6,914	$25,053	$9,704
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(3)	268,319	(486)	501,828	884
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	512,244	(22,071)	768,703	78,092
Net Increase (Decrease) in Net Assets Resulting from Operations	798,138	(15,643)	1,295,584	88,680
Dividends and Distributions from:
Net Investment Income	(9,295)	—	(12,412)	—
Net Realized Gains	(6,832)	—	—	—
Total Dividends and Distributions	(16,127)	—	(12,412)	—
Capital Share Transactions:
Issued	6,509,793	1,532,246	8,050,051	3,807,099
Redeemed	(967,727)	—	(1,761,723)	—
Increase in Net Assets from Capital Share Transactions	5,542,066	1,532,246	6,288,328	3,807,099
Total Increase in Net Assets	6,324,077	1,516,603	7,571,500	3,895,779
Net Assets:
Beginning of Period	1,516,603	—	3,895,779	—
End of Period	$7,840,680	$1,516,603	$11,467,279	$3,895,779
Undistributed Net Investment Income	$15,411	$7,960	$23,229	$10,588
Share Transactions:
Issued	350,000	100,000	450,000	250,000
Redeemed	(50,000)	—	(100,000)	—
Net Increase in Shares Outstanding from Share Transactions	300,000	100,000	350,000	250,000

(1)	The Fund commenced operations on May 9, 2016
(2)	The Fund commenced operations on May 4, 2016
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S.
	Infrastructure
	Development ETF	Global X Conscious Companies ETF
	Period Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,
	2017(1)	2017	2016(2)
Operations:
Net Investment Income	$71,540	$582,777	$298,406
Net Realized Gain (Loss) on Investments(3)	9	3,166,365	(12,276)
Net Change in Unrealized Appreciation on Investments	1,763,785	4,312,446	775,085
Net Increase in Net Assets Resulting from Operations	1,835,334	8,061,588	1,061,215
Dividends and Distributions from:			—
Net Investment Income	—	(328,342)
Total Dividends and Distributions	—	(328,342)	—
Capital Share Transactions:
Issued	18,367,884	23,402,689	32,872,597
Redeemed	—	(16,233,965)	(771,049)
Increase in Net Assets from Capital Share Transactions	18,367,884	7,168,724	32,101,548
Total Increase in Net Assets	20,203,218	14,901,970	33,162,763
Net Assets:
Beginning of Period	—	33,162,763	—
End of Period	$20,203,218	$48,064,733	$33,162,763
Undistributed Net Investment Income	$71,549	$553,267	$298,832
Share Transactions:
Issued	1,250,000	1,300,000	2,150,000
Redeemed	—	(900,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	1,250,000	400,000	2,100,000

(1)	The Fund commenced operations on March 6, 2017
(2)	The Fund commenced operations on July 11, 2016
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X
	Founder-Run	Global X Iconic
	Companies ETF	U.S. Brands ETF
	Period Ended	Period Ended
	November 30,	November 30,
	2017(1)	2017(2)
Operations:
Net Investment Income	$5,657	$4,420
Net Realized Gain (Loss) on Investments(3)	182,209	(20)
Net Change in Unrealized Appreciation on Investments	182,553	72,814
Net Increase in Net Assets Resulting from Operations	370,419	77,214
Capital Share Transactions:
Issued	4,692,223	2,244,131
Redeemed	(1,579,992)	—
Increase in Net Assets from Capital Share Transactions	3,112,231	2,244,131
Total Increase in Net Assets	3,482,650	2,321,345
Net Assets:
Beginning of Period	—	—
End of Period	$3,482,650	$2,321,345
Undistributed Net Investment Income	$5,657	$4,420
Share Transactions:
Issued	300,000	150,000
Redeemed	(100,000)	—
Net Increase in Shares Outstanding from Share Transactions	200,000	150,000

(1)	The Fund commenced operations on February 13, 2017
(2)	The Fund commenced operations on October 16, 2017
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

			Net Realized										Ratio of Net
	Net		and					Net					Investment
	Asset		Unrealized					Asset			Ratio of		Income
	Value,	Net	Gain (Loss)		Distribution	Distribution		Value,		Net Assets	Expenses		(Loss) to
	Beginning	Investment	on	Total from	from Net	from	Total from	End of	Total	End of	to Average		Average		Portfolio
	of Period	Income	Investments	Operations	Investment	Capital	Distributions	Period	Return	Period	Net Assets		Net Assets		Turnover
	($)	(Loss) ($)*	($)	($)	Income ($)	Gains ($)	($)	($)	(%)**	($)(000)	(%)		(%)		(%)††
Global X FinTech ETF
2017	14.91	(0.03)	6.91	6.88	—	—	—	21.79	46.14	50,106	0.68		(0.13)		11.65
2016(1)	15.08	(0.01)	(0.16)	(0.17)	—	—	—	14.91	(1.13)	1,491	0.68	†	(0.20	)†	—
Global X Internet of Things ETF
2017	15.52	0.16	4.49	4.65	(0.05)	—	(0.05)	20.12	30.04	85,521	0.70		0.85		24.90
2016(1)	15.04	0.09	0.39	0.48	—	—	—	15.52	3.19	3,881	0.68	†	2.75	†	0.39
Global X Robotics & Artificial Intelligence ETF
2017	14.87	0.01	9.09	9.10	(0.01)	—	(0.01)	23.96	61.22	1,412,589	0.69		0.05		15.29
2016(1)	14.84	0.02	0.01	0.03	—	—	—	14.87	0.20	2,974	0.68	†	0.62	†	—
Global X Health & Wellness Thematic ETF
2017	14.72	0.17	1.94	2.11	(0.08)	—	(0.08)	16.75	14.38	2,512	0.54	^	1.08		16.73
2016(2)	15.13	0.07	(0.48)	(0.41)	—	—	—	14.72	(2.71)	1,472	0.68	†	0.82	†	—
Global X Longevity Thematic ETF
2017	15.17	0.08	4.51	4.59	(0.09)	(0.07)	(0.16)	19.60	30.58	7,841	0.52	^	0.44		10.20
2016(2)	15.32	0.07	(0.22)	(0.15)	—	—	—	15.17	(0.98)	1,517	0.68	†	0.78	†	2.76
Global X Millennials Thematic ETF
2017	15.58	0.07	3.51	3.58	(0.05)	—	(0.05)	19.11	23.05	11,467	0.54	^	0.40		20.97
2016(3)	14.95	0.05	0.58	0.63	—	—	—	15.58	4.21	3,896	0.68	†	0.59	†	—
Global X U.S. Infrastructure Development ETF
2017(4)	14.98	0.10	1.08	1.18	—	—	—	16.16	7.88	20,203	0.47	†‡	0.91	†	—
Global X Conscious Companies ETF
2017	15.79	0.26	3.33	3.59	(0.15)	—	(0.15)	19.23	22.95	48,065	0.43		1.50		41.77
2016(5)	15.09	0.15	0.55	0.70	—	—	—	15.79	4.64	33,163	0.43	†	2.57	†	37.35
Global X Founder-Run Companies ETF
2017(6)	15.02	0.04	2.35	2.39	—	—	—	17.41	15.91	3,483	0.65	†	0.33	†	21.61
Global X Iconic U.S. Brands ETF
2017(7)	14.96	0.03	0.49	0.52	—	—	—	15.48	3.48	2,321	0.48	†	1.74	†	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF, and Global X Millennials Thematic ETF ratio of Expenses to Average to Net Asset would have been 0.68% withought the waiver.
‡	The Global X U.S. Infrastucture Development ETF Ratio of Expenses to Average to Net Asset would have been 0.58 withought the waiver.
(1)	The Fund commenced operations on September 12, 2016.
(2)	The Fund commenced operations on May 9, 2016.
(3)	The Fund commenced operations on May 4, 2016.
(4)	The Fund commenced operations on March 6, 2017.
(5)	The Fund commenced operations on July 11, 2016.
(6)	The Fund commenced operations on February 13, 2017.
(7)	The Fund commenced operations on October 16, 2017.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

November 30, 2017

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2017, the Trust had ninety- six portfolios, fifty-two of which were operational. The financial statements herein and the related notes pertain to the Global X FinTech ETF, Global X Internet of Things ETF, Global X Robotics & Artificial Intelligence ETF, Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF, Global X Millennials Thematic ETF, Global X U.S. Infrastructure Development ETF, Global X Conscious Companies ETF, Global X Founder -Run Companies ETF, and Global X Iconic U.S. Brands ETF (the “Funds”). Each Fund, other than the Global X Conscious Companies ETF, had elected non-diversified status.

The Global X Iconic U.S. Brands ETF commenced operations on October 16, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Notes to Financial Statements

November 30, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de -listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2017, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non -active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost);

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Notes to Financial Statements (continued)

November 30, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended November 30, 2017 there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely -than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. Any foreign tax filings that have not been made, will be filed within the prescribed period.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Notes to Financial Statements (continued)

November 30, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

			Value at
	Creation Unit		November 30,
	Shares	Creation Fee	2017	Redemption Fee
Global X FinTech ETF*	50,000	$500	$1,089,500	$500
Global X Internet of Things ETF*	50,000	750	1,006,000	750
Global X Robotics & Artificial Intelligence ETF*	50,000	750	1,198,000	750
Global X Health & Wellness Thematic ETF *	50,000	1,000	837,500	1,000
Global X Longevity Thematic ETF*	50,000	1,000	980,000	1,000
Global X Millennials Thematic ETF	50,000	750	955,500	750
Global X U.S. Infrastructure Development ETF	50,000	750	808,000	750
Global X Conscious Companies ETF	50,000	750	961,500	750
Global X Founder-Run Companies ETF	50,000	750	870,500	750
Global X Iconic U.S. Brands ETF	50,000	300	774,000	300

*On March 30, 2017, Global X FinTech ETF, Global X Internet of Things ETF, Global X Robotics & Artificial Intelligence ETF, Global X Health & Wellness Thematic ETF, and Global X Longevity Thematic ETF, changed their creation/ redemption fee from: $1,000, $1,200, $1,500, $1,500, and $1,500, to $500, $750, $1,000, and $1,000, respectively.

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statement of Operations.

Notes to Financial Statements (continued)

November 30, 2017

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an "all -in" fee structure. For its service to the Funds, under the supervision and administration agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X FinTech ETF	0.68%
Global X Internet of Things ETF	0.68%
Global X Robotics & Artificial Intelligence ETF	0.68%
Global X Health & Wellness Thematic ETF*	0.68%
Global X Longevity Thematic ETF*	0.68%
Global X Millennials Thematic ETF*	0.68%
Global X U.S. Infrastructure Development ETF*	0.58%
Global X Conscious Companies ETF	0.43%
Global X Founder-Run Companies ETF	0.65%
Global X Iconic U.S. Brands ETF	0.48%

*Pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X U.S. Infrastructure Development ETF (the “Fund”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.47% of the Fund’s average daily net assets per year until March 1, 2018. Pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF and the Global X Millennials Thematic ETF (the “Funds”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.50% of the Funds’ average daily net assets per year until April 1, 2018. Each Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board has approved such reimbursement to the Adviser. As of November 30, 2017, the amounts of waivers/reimbursements subject to recoupment for the Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF, Global X Millennials Thematic ETF and Global X U.S. Infrastructure Development ETF were $2,692 expiring 2020, $6,251 expiring 2020, $8,858 expiring 2020 and $8,619 expiring 2020, respectively.

Notes to Financial Statements (continued)

November 30, 2017

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (concluded)

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the sub-administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties, and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. BBH also serves as the Fund’s transfer agent. As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties, (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the years ended November 30, 2016 and November 30, 2017, the purchases and sales of investments in securities, excluding; in-kind transactions, long-term U.S. Government and short-term securities were, respectively:

	Purchases	Sales and Maturities
Global X FinTech ETF	$1,367,739	$1,494,093
Global X Internet of Things ETF	14,950,058	10,548,415
Global X Robotics & Artificial Intelligence ETF	48,999,298	59,987,145
Global X Health & Wellness Thematic ETF	406,801	331,222
Global X Longevity Thematic ETF	602,849	411,175
Global X Millennials Thematic ETF	1,311,261	1,300,143
Global X U.S. Infrastructure Development ETF	19,803	29
Global X Conscious Companies ETF	16,320,728	16,385,439
Global X Founder-Run Companies ETF	602,849	587,812
Global X Iconic U.S. Brands ETF	—	—

Notes to Financial Statements (continued)

November 30, 2017

4. INVESTMENT TRANSACTIONS (continued)

For the years ended November 30, 2016 and November 30, 2017, in-kind transactions associated with creations and redemptions were, respectively:

		Sales and	Realized
2016	Purchases	Maturities	Gain/(Loss)
Global X FinTech ETF	$1,507,633	$-	$-
Global X Internet of Things ETF	3,557,758	-	-
Global X Robotics & Artificial Intelligence ETF	2,991,058	-	-
Global X Health & Wellness Thematic ETF	1,278,923	-	-
Global X Longevity Thematic ETF	1,490,924	-	-
Global X Millennials Thematic ETF	3,806,608	-	-
Global X Conscious Companies ETF	32,860,364	727,399	47,034

		Sales and	Realized
2017	Purchases	Maturities	Gain/(Loss)
Global X FinTech ETF	$45,393,262	$-	$-
Global X Internet of Things ETF	68,280,878	-	-
Global X Robotics & Artificial Intelligence ETF	1,321,223,760	75,881,515	18,793,667
Global X Health & Wellness Thematic ETF	703,240	-	-
Global X Longevity Thematic ETF	6,359,421	929,928	212,212
Global X Millennials Thematic ETF	8,047,486	1,764,759	520,267
Global X U.S. Infrastructure Development ETF	18,354,759	-	-
Global X Conscious Companies ETF	23,377,949	15,880,134	3,840,956
Global X Founder-Run Companies ETF	4,681,158	1,579,943	136,171
Global X Iconic U.S. Brands ETF	2,242,999	-	-

For the year ended November 30, 2016, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (continued)

November 30, 2017

5. TAX INFORMATION (continued)

The following differences, primarily attributable to foreign currency, redemptions in- kind, and reclassification of distribution, have been reclassified to/from the following accounts during the fiscal year ended November 30, 2017:

		Undistributed Net	Accumulated
		Investment	Net Realized
Global X Funds	Paid-in Capital	Income (Loss)	Gain (Loss)
Global X FinTech ETF	$–	$(74)	$74
Global X Internet of Things ETF	–	(11,062)	11,062
Global X Robotics & Artificial Intelligence ETF	18,793,667	(58,787)	(18,734,880)
Global X Health & Wellness Thematic ETF	–	(95)	95
Global X Longevity Thematic ETF	212,125	(829)	(211,296)
Global X Millennials Thematic ETF	520,267	–	(520,267)
Global X U.S. Infrastructure Development ETF	–	9	(9)
Global X Conscious Companies ETF	3,839,310	–	(3,839,310)
Global X Founder-Run Companies ETF	136,171	–	(136,171)

The tax character of dividends and distributions declared during the years or periods ended November 30, 2017 and Novmeber 30, 2016 were as follows:

Global X		Long-Term
Funds	Ordinary Income	Capital Gain	Return of Capital	Totals

Global X FinTech ETF
2017	$–	$–	$–	$–
2016	–	–	–	–
Global X Internet of Things ETF
2017	$21,905	$–	$–	$21,905
2016	–	–	–	–
Global X Robotics & Artificial Intelligence ETF
2017	$2,133	$–	$–	$2,133
2016	–	–	–	–
Global X Health & Wellness Thematic ETF
2017	$7,508	$–	$–	$7,508
2016	–	–	–	–
Global X Longevity Thematic ETF
2017	$16,127	$–	$–	$16,127
2016	–	–	–	–
Global X Millennials Thematic ETF
2017	$12,412	$–	$–	$12,412
2016	–	–	–	–
Global X U.S. Infrastructure Development ETF
2017	$–	$–	$–	$–
Global X Conscious Companies ETF
2017	$328,342	$–	$–	$328,342
2016	–	–	–	–
Global X Founder-Run Companies ETF
2017	$–	$–	$–	$–
Global X Iconic U.S. Brands ETF
2017	$–	$–	$–	$–

Notes to Financial Statements (continued)

November 30, 2017

5. TAX INFORMATION (continued)

As of November 30, 2017, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
			Global X Robotics
	Global X FinTech	Global X Internet	& Artificial
	ETF	of Things ETF	Intelligence ETF
Undistributed Ordinary Income	$47,894	$837,387	$97,517
Undistributed Long-Term Capital Gain	15,111	79,852	–
Capital Loss Carry Forawards	–	–	(3,825,056)
Other Temporary Differences	1	(1)	1
Unrealized Appreciation on Investments and Foreign Currency	3,137,935	8,423,521	127,030,128
Total Distributable Earnings	$3,200,941	$9,340,759	$123,302,589

	Global X Funds
	Global X Health &	Global X	Global X
	Wellness Thematic	Longevity	Millennials
	ETF	Thematic ETF	Thematic ETF
Undistributed Ordinary Income	$53,435	$67,653	$89,226
Undistributed Long-Term Capital Gain	16,672	14,947	20,902
Other Temporary Differences	1	–	–
Unrealized Appreciation on Investments and Foreign Currency	160,826	471,643	741,457
Total Distributable Earnings	$230,934	$554,243	$851,585

	Global X Funds
	Global X U.S.	Global X	Global X
	Infrastructure	Conscious	Founder-Run
	Development ETF	Companies ETF	Companies ETF
Undistributed Ordinary Income	$71,549	$553,267	$50,519
Undistributed Long-Term Capital Gain	–	–	1,176
Capital Loss Carry Forwards	–	(387,669)	–
Unrealized Appreciation on Investments and Foreign Currency	1,763,785	4,742,519	182,553
Total Distributable Earnings	$1,835,334	$4,908,117	$234,248

Global X Funds
Global X Iconic
U.S. Brands ETF
Undistributed Ordinary Income	$4,420
Post-October Losses	(20)
Unrealized Appreciation on Investments and Foreign Currency	72,814
Total Distributable Earnings	$77,214

Notes to Financial Statements (continued)

November 30, 2017

5. TAX INFORMATION (continued)

During the year ended November 30, 2017 the following funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Internet of Things Thematic ETF	$592	$-	$592
Global X Longevity Thematic ETF	1,532	-	1,532
Global X Conscious Companies ETF	3,751	-	3,751

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capitallosses to offset capital gains realized in later years, and the losses carried forward retain their originalcharacter as either long-term or short-term losses. Losses carried forward under these new provisionsare as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Robotics & Artificial Intellegence ETF	$(3,825,057)	$-	$(3,825,057)
Global X Conscious Companies ETF	(48,815)	(338,854)	(387,669)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2017, were as follows:

		Aggregated	Aggregated
		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Global X Funds	Cost	Appreciation	Depreciation	Appreciation
Global X FinTech ETF	$46,851,974	$3,857,314	$(719,378)	$3,137,936
Global X Internet of Things ETF	77,038,666	10,201,792	(1,778,272)	8,423,520
Global X Robotics & Artificial Intelligence ETF	1,352,848,485	139,481,063	(12,450,934)	127,030,129
Global X Health & Wellness Thematic ETF	2,346,107	337,263	(176,437)	160,826
Global X Longevity Thematic ETF	7,353,040	798,094	(326,450)	471,644
Global X Millennials Thematic ETF	10,700,454	1,162,516	(421,059)	741,457
Global X U.S. Infrastructure Development ETF	18,374,542	1,955,426	(191,641)	1,763,785
Global X Conscious Companies ETF	43,225,623	5,845,411	(1,102,893)	4,742,518
Global X Founder-Run Companies ETF	3,297,268	336,371	(153,818)	182,553
Global X Iconic U.S. Brands ETF	2,242,979	122,662	(49,847)	72,815

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

Notes to Financial Statements (continued)

November 30, 2017

6. CONCENTRATION OF RISKS (continued)

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not to the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Notes to Financial Statements (continued)

November 30, 2017

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. -based securities and 105% for foreign- based securities. Such collateral will be cash or securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans can be invested in repurchase agreements or U.S. Treasury obligations and is accounted for in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. The Funds could also experience delays and costs gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2017, the Funds had no securities on loan.

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Funds’ financial statements and related disclosures or impact the Funds’ net assets or results of operations.

10. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, please note the additional disclosure:

On November 1, 2017, the Trust has entered into an agreement with BBH in which BBH will serve as the new securities lending agent for the Trust and each of its series. The agreement was implemented beginning January 1, 2018.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Global X FinTech ETF, Global X Internet of Things ETF, Global X Robotics & Artificial Intelligence ETF, Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF, Global X Millennials Thematic ETF, Global X U.S. Infrastructure Development ETF, Global X Conscious Companies ETF, Global X Founder-Run Companies ETF and Global X Iconic U.S. Brands ETF.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the ten Funds listed in the table below (ten of the funds constituting part of the series of Global X Funds, hereafter referred to as the "Funds") as of November 30, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for the respective periods described in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global X FinTech ETF, Global X Internet of Things ETF and Global X Robotics & Artificial Intelligence ETF

Statements of operations for the year ended November 30, 2017 and the changes in net assets and the financial highlights for the year ended November 30, 2017 and for the period September 12, 2016 (commencement of operations) through November 30, 2016

Global X Health & Wellness Thematic ETF and Global X Longevity Thematic ETF

Statements of operations for the year ended November 30, 2017 and the changes in net assets and the financial highlights for the year ended November 30, 2017 and for the period May 9, 2016 (commencement of operations) through November 30, 2016

Global X Millennials Thematic ETF

Statements of operations for the year ended November 30, 2017 and the changes in net assets and the financial highlights for the year ended November 30, 2017 and for the period May 4, 2016 (commencement of operations) through November 30, 2016

Global X U.S. Infrastructure Development ETF	Statements of operations, the changes in net assets and the financial highlights for the period March 6, 2017 (commencement of operations) through November 30, 2017
Global X Conscious Companies ETF

Statement of operations for the year ended November 30, 2017 and the changes in net assets and the financial highlights for the year ended November 30, 2017 and for the period July 11, 2016 (commencement of operations) through November 30, 2016

Report of Independent Registered Public Accounting Firm (continued)

Global X Founder-Run Companies ETF	Statements of operations, the changes in net assets and the financial highlights for the period February 13, 2017 (commencement of operations) through November 30, 2017
Global X Iconic U.S. Brands ETF	Statements of operations, the changes in net assets and the financial highlights for the period October 16, 2017 (commencement of operations) through November 30, 2017

These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 26, 2018

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2017 to November 30, 2017).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	6/1/2017	11/30/2017	Ratios	Period(1)
Global X FinTech ETF
Actual Fund Return	$1,000.00	$1,208.50	0 .68%	$3.77
Hypothetical 5% Return	1,000.00	1,021.66	0 .68	3.45
Global X Internet of Things ETF
Actual Fund Return	$1,000.00	$1,109.20	0 .71%	$3.74
Hypothetical 5% Return	1,000.00	1,021.52	0 .71	3.59
Global X Robotics & Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$1,290.30	0 .70%	$3.99
Hypothetical 5% Return	1,000.00	1,021.58	0 .70	3.52
Global X Health & Wellness Thematic ETF
Actual Fund Return	$1,000.00	$1,079.90	0 .50%	$2.62
Hypothetical 5% Return	1,000.00	1,022.55	0 .50	2.54
Global X Longevity Thematic ETF
Actual Fund Return	$1,000.00	$1,098.70	0 .50%	$2.63
Hypothetical 5% Return	1,000.00	1,021.66	0 .50	2.54
Global X Millennials Thematic ETF
Actual Fund Return	$1,000.00	$1,090.80	0 .50%	$2.62
Hypothetical 5% Return	1,000.00	1,022.56	0 .50	2.54
Global X U.S. Infrastructure Development ETF
Actual Fund Return	$1,000.00	$1,134.00	0 .47%	$2.51
Hypothetical 5% Return	1,000.00	1,022.71	0 .47	2.38
Global X Conscious Companies ETF
Actual Fund Return	$1,000.00	$1,109.60	0 .43%	$2.27
Hypothetical 5% Return	1,000.00	1,022.92	0 .43	2.18
Global X Founder-Run Companies ETF
Actual Fund Return	$1,000.00	$1,121.10	0 .65%	$3.46
Hypothetical 5% Return	1,000.00	1,021.81	0 .65	3.29
Global X Iconic U.S. Brands ETF*
Actual Fund Return	$1,000.00	$1,034.80	0 .48%	$0.60	(2)
Hypothetical 5% Return	1,000.00	1,022.67	0 .48	2.43

*	The Fund commenced operations on October 16, 2017.
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 45/365 (to reflect the period from inception to date.)

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At an in person quarterly Board meeting held on November 14, 2017, called for such purpose, the Board of Trustees (including the Trust’s Independent Trustees voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund included in this Annual Report (each, a “Renewal Fund”) and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company LLC ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

On September 20, 2017, the Board of Trustees (including the Trust’s Independent Trustees voting separately) also initially considered and unanimously approved (i) the initial Investment Advisory Agreement (“New Investment Advisory Agreement”), for the Global X Iconic U.S. Brands ETF (the “New Fund”) and (ii) the Supervision and Administration Agreement between the Trust (“New Supervision and Administration Agreement”), on behalf the New Fund, and Global X Management. The New Advisory Agreement and the New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the continuation of the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

NEW FUND AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services to be provided to the New Funds in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Fund;

Approval of Investment Advisory Agreement (Unaudited)

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that would be provided by Global X Management or made available to the New Fund; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet been operational for one calendar year, meaningful data relating to investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund;

•	The unitary fee (including the proposed investment advisory fee) ("Management Fee") that was proposed to be borne by the New Fund under the New Fund Agreements for the investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•	the expected profitability to Global X Management, if any, from all services to be provided to the New Fund and all aspects of the relationship between Global X Management and the New Fund.

Approval of Investment Advisory Agreement (Unaudited)

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds, and/or other comparable registered funds;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services to be received and the fees to be charged under the New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Approval of Investment Advisory Agreement (Unaudited)

Based on these considerations, the Board concluded that approval of the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreements, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund. As a result, the Board concluded that, in the exercise of its business judgement, all information it considered supported approval of the New Fund Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

Approval of Investment Advisory Agreement (Unaudited)

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds and the adequacy of Global X Management’s personnel resources that would continue to be made available to the Renewal Funds; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the comparator funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

Approval of Investment Advisory Agreement (Unaudited)

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds. The Board considered the Adviser’s detailed explanation of the fee structures of any Renewal Fund that was above the average and median for their peer groups;

•	the structure of the unified Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for the Renewal Funds was set at a competitive fee to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Approval of Investment Advisory Agreement (Unaudited)

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the categories discussed above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

Trustees and Officers of The Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Number of
Name,	Position(s)		Operational
Address	Held		Funds in Trust
(Year of	with	Principal Occupation(s) During	Overseen by	Other Directorships Held
Birth)	Funds	the Past 5 Years	Trustee	by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (consulting firm) (since 2007)	52[3]	None
Scott R. Chichester[1] 600 Lexington Avenue, 20th Floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, AdeptPros Inc. (app development, training and consulting) (since 2012); Founder, Madison Park Advisors LLC (advisory services) (since 2011); CFO, Sterling Seal & Supply Inc. (since 2011); President & Treasurer, Bayview Acquisition Corp (2010-2012); Founder and President, DirectPay USA LLC (payroll company) (since 2006); Proprietor, Scott R. Chichester CPA (CPA firm) (since 2001)	52[3]	Director of AdeptPros Inc. (since 2015); Director of Sterling Seal & Supply Inc. (since 2011); Director of Bayview Acquisition Corp. (since 2010-2012); Trustee of ARK ETF Trust (since 2014)
Kartik Kiran Shah 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Trustee (since 2008)	Chief Business Officer, Oxeia Biopharmaceuticals, Inc. (since 2014); Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (non-financial services) (2011-2012)	52[3]	Director of Oxeia Biopharmaceuticals, Inc. (since 2014)

Trustees and Officers of The Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The preceding and following charts list Trustees and Officers as of November 30, 2017:

Number of
Operational
		Principal Occupation(s)	Funds in Trust	Other
Name, Address	Position(s) Held	During	Overseen by	Directorships Held
(Year of Birth)	with Funds	the Past 5 Years	Trustee	by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 600 Lexington Avenue, 20th Floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer, Global X Management Company (“GXMC”) (since 2008); Chief Compliance Officer, GXMC (2008-2013)	52[3]	None
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2015)	Chief Financial Officer, GXMC (since 9/2015) and Chief Operating Officer (since 2/2014); Investment Banker, Jefferies (2012-2014); Regional Product Specialist, Morgan Stanley (2005 - 2012)	N/A	N/A
Daphne Tippens Chisolm 600 Lexington Avenue, 20th Floor New York, NY 10022 (1969)	Secretary (since 2012)	General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014 and 2/2015-9/2016)	N/A	N/A
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011- 2015); Vice President, Northern Trust Investments (2003 - 2015)	N/A	N/A

Trustees and Officers of The Trust (unaudited)

Other Directorships
Name, Address	Position(s) Held	Principal Occupation(s) During	Held
(Year of Birth)	with Funds	the Past 5 Years	by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011- 2012); Associate of Drinker Biddle & Reath LLP (2006-2011)	N/A
Eric Kleinschmidt [4] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016)	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present)	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his successor is duly elected or appointed and qualified.

[3]	As of November 30, 2017, the Trust had ninety-six investment portfolios, fifty-two of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (unaudited)

For shareholders that do not have a November 30, 2017 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2017, the Funds are designating the following items with regard to distributions paid during the year.

				Qualifying
				for Corporate
	Long-Term	Ordinary		Dividends	Qualifying	U.S.	Interest	Short Term
	Capital Gain	Income	Total	Received	Dividend	Government	Related	Capital Gain	Foreign
	Distributions	Distributions	Distributions	Deduction(1)	Income(2)	Interest(3)	Dividends(4)	Dividends(5)	Tax Credit
Global X FinTech ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Internet of Things ETF	0.00%	100.00%	100.00%	30.06%	40.91%	0.00%	0.00%	0.00%	0.00%
Global X Robotics & Artificial Intelligence ETF	0.00%	100.00%	100.00%	45.33%	99.23%	20.25%	0.11%	0.00%	99.23%
Global X Health & Wellness Thematic ETF	0.00%	100.00%	100.00%	56.16%	99.05%	0.00%	0.00%	0.00%	0.00%
Global X Longevity Thematic ETF	0.00%	100.00%	100.00%	30.07%	57.95%	0.00%	0.00%	100.00%	0.00%
Global X Millennials Thematic ETF	0.00%	100.00%	100.00%	93.52%	93.29%	0.00%	0.00%	100.00%	0.00%
Global X U.S. Infrastructure Development ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Conscious Companies ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Global X Founder-Run Companies ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Iconic U.S. Brands ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.
(3)	"U.S. Government Interest" represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4)	The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.
(5)	The percentage of this column represents the amount of “Short Term Capital Gain Dividend’’ and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

Notes

Notes

Notes

Notes

Notes

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-007-0200

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Scott Chichester and is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP in 2017 and 2016 related to the registrant.

In 2017 and 2016, Pricewaterhouse Coopers LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2017			2016
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$ 570,650	$0	$0	$532,690	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$ 182,990	$0	$0	$201,260	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1)    Not applicable.

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for Pricewaterhouse Coopers LLP in 2017 and 2016:

	2017	2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not applicable.

(g)      The aggregate non-audit fees and services billed by Pricewaterhouse Coopers LLP in 2017 and 2016 for the last two fiscal years were $0 and $0, respectively.

(h)      During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Scott R. Chichester, Sanjay Ram Bharwani and Kartik Kiran Shah.

Item 6.	Schedule of Investments.

Information included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: February 23, 2018

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: February 23, 2018

*	Print the name and title of each signing officer under his or her signature.